UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

BlackRock Prepared Portfolio 2010

BlackRock Prepared Portfolio 2015

BlackRock Prepared Portfolio 2020

BlackRock Prepared Portfolio 2025

BlackRock Prepared Portfolio 2030

BlackRock Prepared Portfolio 2035

BlackRock Prepared Portfolio 2040

BlackRock Prepared Portfolio 2045

BlackRock Prepared Portfolio 2050

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2010

Date of reporting period: 10/31/2010

Item 1	–	Report to Stockholders

October 31, 2010

Annual Report

Lifecycle Prepared PortfoliosSM of BlackRock Funds II

•	BlackRock Prepared Portfolio 2010

•	BlackRock Prepared Portfolio 2015

•	BlackRock Prepared Portfolio 2020

•	BlackRock Prepared Portfolio 2025

•	BlackRock Prepared Portfolio 2030

•	BlackRock Prepared Portfolio 2035

•	BlackRock Prepared Portfolio 2040

•	BlackRock Prepared Portfolio 2045

•	BlackRock Prepared Portfolio 2050

Not FDIC Insured

No Bank Guarantee

May Lose Value

2	BLACKROCK FUNDS II	OCTOBER 31, 2010

Dear Shareholder

The global economic recovery that began in 2009 has continued on its choppy course this year, delivering mixed but slowly improving economic data and gradual if uneven improvement of investor sentiment. The risks of a double-dip recession continue to recede, but the economy remains mired in a slow-growth environment. In the United States, the National Bureau of Economic Research declared that the “Great Recession” ended in June 2009. Spanning December 2007 to June 2009, this marked the longest reported recession since the Great Depression. Structural problems of ongoing deleveraging and weak spending among businesses and households weigh heavily on the pace of economic growth. The unemployment rate remains stubbornly high in the face of sluggish job gains in the private sector. The US dollar, along with other developed market currencies, has experienced devaluation resulting from aggressively easy monetary and fiscal policies. Given these long-standing conditions, the Federal Reserve Board has announced that additional policy action will be taken to combat deflation and unemployment and promote economic growth.

The high levels of volatility experienced in global equity markets throughout 2009 continued into 2010 as mixed economic data and lingering credit issues caused stocks to trade in both directions, but by the end of the first quarter, most markets had managed to post gains. The second quarter, in contrast, brought higher levels of volatility and a “flight to quality” as investor sentiment was dominated by fears of a double-dip recession. Global equity markets saw negative quarterly returns – and for many markets, the first significant downturn since the bull market began in March 2009. In the third quarter, economic data turned less negative and strong corporate earnings reports became increasingly consistent. These factors, along with attractive valuations and expectations for additional quantitative easing, drove equity markets higher, with most markets recapturing their second quarter losses. Stocks continued their rally into the beginning of the fourth quarter, closing out the 12-month period in positive territory. International equities posted gains on both a six- and 12-month basis. In the United States, both large and small cap equities posted robust gains for the 12-month period, while on a six-month basis, large cap stocks remained relatively flat and small caps turned slightly negative.

In fixed income markets, yields fluctuated but declined significantly over the past 12 months amid heightened uncertainty. Weak economic data, lingering credit problems and, near the end of the period, the expectation of additional quantitative easing drove interest rates lower and bond prices higher. Treasuries rallied over the period, modestly outperforming the credit spread sectors of the market. Corporate credit spreads benefited from the low interest rate environment and high yield fixed income became increasingly attractive due to declining default rates and better-than-expected results on European bank stress tests. Tax-exempt municipal bonds performed well over the 12-month period, driven primarily by technical factors including favorable supply-and-demand dynamics.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the 12-month period as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Against this backdrop, the major market averages posted the following returns:

Total Returns as of October 31, 2010	6-month	12-month
US large cap equities (S&P 500 Index)	0.74%	16.52%
US small cap equities (Russell 2000 Index)	(1.24)	26.58
International equities (MSCI Europe, Australasia, Far East Index)	5.74	8.36
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.08	0.12
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	10.63	10.03
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	5.33	8.01
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	3.95	7.78
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	6.73	19.10

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As global economic conditions continue to improve, investors across the world continue to face uncertainty about the future of economic growth. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Funds’ Summary as of October 31, 2010	Lifecycle Prepared Portfolios

Portfolio Management Commentary

How did the Funds perform?

•

For the 12-month period, all share classes of the Funds with target dates from 2010 to 2025 outperformed their respective blended benchmarks. Regarding the Fund with a target date of 2030, its Institutional and Investor A Shares outperformed the Fund’s blended benchmark, while the Class R Shares underperformed. The Funds with target dates from 2035 to 2045 underperformed their respective blended benchmarks. Regarding the Fund with a target date of 2050, its Institutional Shares outperformed its blended benchmark, while the Investor A and Class R Shares underperformed.

What factors influenced performance?

•

Exposure to emerging markets via the Funds’ allocations to BlackRock Global Dynamic Equity Fund and BlackRock International Opportunities Portfolio had a positive impact on performance, as emerging markets outperformed the developed world.

•

The Funds also benefited from high yield debt exposure through their allocations to BlackRock Total Return Fund. Attractive credit quality spreads relative to core fixed income and investor demand for yield amid the low interest rate environment resulted in strong performance for the sector over the past year.

•

Underlying manager selection had an impact on the performance of the aggregate Funds, with BlackRock Small Cap Core Equity Portfolio and BlackRock Capital Appreciation Portfolio both contributing positively to performance for the period. Not all managers added value however, as Master Basic Value LLC and Master Large Cap Value Portfolio both detracted from performance during the past 12 months.

•

Relative performance from sector exposure was mixed. Exposure to health care, notably stock selection within the pharmaceutical industry, was additive to the Funds’ performance during the period. Energy exposure on many of the underlying funds detracted from performance in the past year due to fallout from the extraordinary Gulf of Mexico oil spill.

Describe recent portfolio activity.

•

In the fourth quarter of 2009, we reduced risk across the Funds. Specifically, we trimmed the equity overweights by taking profits on emerging market equities, and reduced holdings of Treasury Inflation Protected Securities on strength. We also neutralized the biases toward value and small capitalization in the US equity segments.

•

In late January 2010, we further scaled back on risk across the Funds by taking profits on emerging market equities, which brought the Funds’ emerging markets and overall equity positions closer to a neutral weight relative to their respective benchmarks.

•	Later in 2010, we added back to positions in emerging markets equities and gradually increased the overweights in high yield bonds.

•	Overall trading activity during the past twelve months, most notably in the emerging markets and high yield sectors, generally added to the Funds’ returns.

Describe Fund positioning at period end.

•	At period end, the Funds were overweight in equities and underweight in fixed income relative to their respective benchmarks.

•	On December 10, 2010, the net assets of Prepared Portfolio 2010 were liquidated and each investor’s shares were redeemed at net asset value.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK FUNDS II	OCTOBER 31, 2010

Fund Summary as of October 31, 2010	BlackRock Prepared Portfolio 2010

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

2	The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2010.

3	This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock Exchange (“NYSE”) issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500 is a trademark of the McGraw-Hill Companies.

4	The Fund compares its performance to that of a customized weighted index (the “2010 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000 Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	45.0%	44.0%	11.0%
6/12/07 to 1/03/08	47.0	42.4	10.6
1/04/08 to 1/02/09	48.0	41.6	10.4
1/03/09 to 1/05/10	49.2	40.7	10.1
1/06/10 to Present	50.2	39.9	9.9

*	See “About Fund Performance” on page 19 for a description of the index.

5	Commencement of operations.

Performance Summary for the Period Ended October 31, 2010

		Average Annual Total Returns[6]
		1 Year		Since Inception[7]
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
Institutional	4.34%	14.77%	N/A	2.84%	N/A
Investor A	4.06	14.33	8.28%	2.38	0.84%
Class R	3.96	14.07	N/A	2.12	N/A
S&P 500 Index	0.74	16.52	N/A	(4.13)	N/A
2010 Reference Index	3.87	12.80	N/A	1.51	N/A

6	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 19 for detailed description of share classes, including any related sales charges and fees.

7	The Fund commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	OCTOBER 31, 2010	5

Fund Summary as of October 31, 2010	BlackRock Prepared Portfolio 2015

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

2	The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2015.

3	This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P is a trademark of the McGraw-Hill Companies.

4	The Fund compares its performance to that of a customized weighted index (the “2015 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000 Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	37.5%	50.0%	12.5%
6/12/07 to 1/03/08	42.0	46.4	11.6
1/04/08 to 1/02/09	44.0	44.8	11.2
1/03/09 to 1/05/10	44.7	44.2	11.1
1/06/10 to Present	45.8	43.4	10.8

*	See “About Fund Performance” on page 19 for a description of the index.

5	Commencement of operations.

Performance Summary for the Period Ended October 31, 2010

		Average Annual Total Returns[6]
		1 Year		Since Inception[7]
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
Institutional	4.01%	15.09%	N/A	2.17%	N/A
Investor A	3.82	14.69	8.72%	1.80	0.27%
Class R	3.72	14.36	N/A	1.49	N/A
S&P 500 Index	0.74	16.52	N/A	(4.13)	N/A
2015 Reference Index	3.71	13.17	N/A	1.09	N/A

6	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 19 for detailed description of share classes, including any related sales charges and fees.

7	The Fund commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

6	BLACKROCK FUNDS II	OCTOBER 31, 2010

Fund Summary as of October 31, 2010	BlackRock Prepared Portfolio 2020

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

2	The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2020.

3	This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P is a trademark of the McGraw-Hill Companies.

4	The Fund compares its performance to that of a customized weighted index (the “2020 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000 Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	30.0%	56.0%	14.0%
6/12/07 to 1/03/08	35.0	52.0	13.0
1/04/08 to 1/02/09	38.0	49.6	12.4
1/03/09 to 1/05/10	39.1	48.7	12.2
1/06/10 to Present	40.4	47.7	11.9

*	See “About Fund Performance” on page 19 for a description of the index.

5	Commencement of operations.

Performance Summary for the Period Ended October 31, 2010

		Average Annual Total Returns[6]
		1 Year		Since Inception[7]
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
Institutional	3.56%	15.26%	N/A	1.40%	N/A
Investor A	3.36	14.78	8.78%	1.03	(0.49)%
Class R	3.28	14.53	N/A	0.74	N/A
S&P 500 Index	0.74	16.52	N/A	(4.13)	N/A
2020 Reference Index	3.50	13.63	N/A	0.36	N/A

6	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 19 for detailed description of share classes, including any related sales charges and fees.

7	The Fund commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	OCTOBER 31, 2010	7

Fund Summary as of October 31, 2010	BlackRock Prepared Portfolio 2025

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

2	The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2025.

3	This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P is a trademark of the McGraw-Hill Companies.

4	The Fund compares its performance to that of a customized weighted index (the “2025 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indices periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000 Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	22.5%	62.0%	15.5%
6/12/07 to 1/03/08	26.0	59.2	14.8
1/04/08 to 1/02/09	29.0	56.8	14.2
1/03/09 to 1/05/10	31.3	55.0	13.7
1/06/10 to Present	33.2	53.4	13.4

*	See “About Fund Performance” on page 19 for a description of the index.

5	Commencement of operations.

Performance Summary for the Period Ended October 31, 2010

		Average Annual Total Returns[6]
		1 Year		Since Inception[7]
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
Institutional	3.10%	15.41%	N/A	0.48%	N/A
Investor A	2.89	14.93	8.88%	0.11	(1.39)%
Class R	2.59	14.47	N/A	(0.22)	N/A
S&P 500 Index	0.74	16.52	N/A	(4.13)	N/A
2025 Reference Index	3.21	14.26	N/A	(0.77)	N/A

6	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 19 for detailed description of share classes, including any related sales charges and fees.

7	The Fund commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

8	BLACKROCK FUNDS II	OCTOBER 31, 2010

Fund Summary as of October 31, 2010	BlackRock Prepared Portfolio 2030

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

2	The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2030.

3	This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P is a trademark of the McGraw-Hill Companies.

4	The Fund compares its performance to that of a customized weighted index (the “2030 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000 Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	15.0%	68.0%	17.0%
6/12/07 to 1/03/08	7.0	74.4	18.6
1/04/08 to 1/02/09	16.0	67.2	16.8
1/03/09 to 1/05/10	20.1	63.9	16.0
1/06/10 to Present	22.9	61.7	15.4

*	See “About Fund Performance” on page 19 for a description of the index.

5	Commencement of operations.

Performance Summary for the Period Ended October 31, 2010

		Average Annual Total Returns[6]
		1 Year		Since Inception[7]
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
Institutional	2.28%	15.76%	N/A	(0.51)%	N/A
Investor A	1.96	15.17	9.17%	(0.96)	(2.45)%
Class R	1.97	14.97	N/A	(1.21)	N/A
S&P 500 Index	0.74	16.52	N/A	(4.13)	N/A
2030 Reference Index	2.75	15.12	N/A	(2.62)	N/A

6	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 19 for detailed description of share classes, including any related sales charges and fees.

7	The Fund commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	OCTOBER 31, 2010	9

Fund Summary as of October 31, 2010	BlackRock Prepared Portfolio 2035

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

2	The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2035.

3	This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P is a trademark of the McGraw-Hill Companies.

4	The Fund compares its performance to that of a customized weighted index (the “2035 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000 Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	7.5%	74.0%	18.5%
6/12/07 to 1/03/08	—	80.0	20.0
1/04/08 to 1/02/09	10.0	72.0	18.0
1/03/09 to 1/05/10	10.0	72.0	18.0
1/06/10 to Present	10.0	72.0	18.0

*	See “About Fund Performance” on page 19 for a description of the index.

5	Commencement of operations.

Performance Summary for the Period Ended October 31, 2010

		Average Annual Total Returns[6]
		1 Year		Since Inception[7]
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
Institutional	1.33%	15.55%	N/A	(1.69)%	N/A
Investor A	1.23	15.21	9.16%	(2.05)	(3.52)%
Class R	1.12	14.76	N/A	(2.36)	N/A
S&P 500 Index	0.74	16.52	N/A	(4.13)	N/A
2035 Reference Index	2.15	15.72	N/A	(3.22)	N/A

6	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 19 for detailed description of share classes, including any related sales charges and fees.

7	The Fund commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

10	BLACKROCK FUNDS II	OCTOBER 31, 2010

Fund Summary as of October 31, 2010	BlackRock Prepared Portfolio 2040

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

2	The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2040.

3	This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P is a trademark of the McGraw-Hill Companies.

4	The Fund compares its performance to that of a customized weighted index (the “2040 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000 Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	—	80.0%	20.0%
6/12/07 to 1/03/08	—	80.0	20.0
1/04/08 to 1/02/09	10.0%	72.0	18.0
1/03/09 to 1/05/10	10.0	72.0	18.0
1/06/10 to Present	10.0	72.0	18.0

*	See “About Fund Performance” on page 19 for a description of the index.

5	Commencement of operations.

Performance Summary for the Period Ended October 31, 2010

		Average Annual Total Returns[6]
		1 Year		Since Inception[7]
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
Institutional	1.43%	15.67%	N/A	(1.26)%	N/A
Investor A	1.21	15.21	9.21%	(1.71)	(3.19)%
Class R	1.11	14.93	N/A	(1.95)	N/A
S&P 500 Index	0.74	16.52	N/A	(4.13)	N/A
2040 Reference Index	2.15	15.72	N/A	(3.17)	N/A

6	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 19 for detailed description of share classes, including any related sales charges and fees.

7	The Fund commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	OCTOBER 31, 2010	11

Fund Summary as of October 31, 2010	BlackRock Prepared Portfolio 2045

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

2	The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2045.

3	This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P is a trademark of the McGraw-Hill Companies.

4	The Fund compares its performance to that of a customized weighted index (the “2045 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000 Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	—	80.0%	20.0%
6/12/07 to 1/03/08	—	80.0	20.0
1/04/08 to 1/02/09	10.0%	72.0	18.0
1/03/09 to 1/05/10	10.0	72.0	18.0
1/06/10 to Present	10.0	72.0	18.0

*	See “About Fund Performance” on page 19 for a description of the index.

5	Commencement of operations.

Performance Summary for the Period Ended October 31, 2010

		Average Annual Total Returns[6]
		1 Year		Since Inception[7]
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
Institutional	1.31%	15.20%	N/A	(1.21)%	N/A
Investor A	1.10	14.55	8.51%	(1.74)	(3.22)%
Class R	0.99	14.38	N/A	(1.96)	N/A
S&P 500 Index	0.74	16.52	N/A	(4.13)	N/A
2045 Reference Index	2.15	15.72	N/A	(3.17)	N/A

6	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 19 for detailed description of share classes, including any related sales charges and fees.

7	The Fund commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

12	BLACKROCK FUNDS II	OCTOBER 31, 2010

Fund Summary as of October 31, 2010	BlackRock Prepared Portfolio 2050

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

2	The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2050.

3	This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P is a trademark of the McGraw-Hill Companies.

4	The Fund compares its performance to that of a customized weighted index (the “2050 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000 Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	—	80.0%	20.0%
6/12/07 to 1/03/08	—	80.0	20.0
1/04/08 to 1/02/09	10.0%	72.0	18.0
1/03/09 to 1/05/10	10.0	72.0	18.0
1/06/10 to Present	10.0	72.0	18.0

*	See “About Fund Performance” on page 19 for a description of the index.

5	Commencement of operations.

Performance Summary for the Period Ended October 31, 2010

		Average Annual Total Returns[6]
		1 Year		Since Inception[7]
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
Institutional	1.50%	15.86%	N/A	(2.43)%	N/A
Investor A	1.28	15.42	9.36%	(2.89)	(4.35)%
Class R	1.17	15.13	N/A	(3.12)	N/A
S&P 500 Index	0.74	16.52	N/A	(4.13)	N/A
2050 Reference Index	2.15	15.72	N/A	(3.17)	N/A

6	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 19 for detailed description of share classes, including any related sales charges and fees.

7	The Fund commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	OCTOBER 31, 2010	13

Fund Summaries as of October 31, 2010

BlackRock Prepared Portfolio 2010

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	58%
Fixed Income Funds	42

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Total Return Fund, BlackRock Class	35%
BlackRock Global Allocation Fund, Institutional Class	13
BlackRock Capital Appreciation Fund, BlackRock Class	8
BlackRock Large Cap Growth Fund, Institutional Class	8
Master Basic Value LLC	8
BlackRock Equity Dividend Fund, Institutional Class	8
BlackRock High Yield Bond Portfolio, BlackRock Class	7
BlackRock Global Emerging Markets Fund, Institutional Class	3
BlackRock International Opportunities Portfolio, Institutional Class	3
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	2
BlackRock Value Opportunities Fund, Institutional Class	2
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	2
BlackRock U.S. Opportunities Portfolio, Institutional Class	1

BlackRock Prepared Portfolio 2015

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	62%
Fixed Income Funds	38

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Total Return Fund, BlackRock Class	31%
BlackRock Global Allocation Fund, Institutional Class	14
BlackRock Large Cap Growth Fund, Institutional Class	9
BlackRock Capital Appreciation Fund, BlackRock Class	9
BlackRock Equity Dividend Fund, Institutional Class	9
Master Basic Value LLC	9
BlackRock High Yield Bond Portfolio, BlackRock Class	7
BlackRock Global Emerging Markets Fund, Institutional Class	3
BlackRock International Opportunities Portfolio, Institutional Class	3
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	2
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	2
BlackRock Value Opportunities Fund, Institutional Class	1
BlackRock U.S. Opportunities Portfolio, Institutional Class	1

The Funds allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

14	BLACKROCK FUNDS II	OCTOBER 31, 2010

Fund Summaries as of October 31, 2010

BlackRock Prepared Portfolio 2020

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	68%
Fixed Income Funds	32

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Total Return Fund, BlackRock Class	26%
BlackRock Global Allocation Fund, Institutional Class	15
BlackRock Capital Appreciation Fund, BlackRock Class	10
BlackRock Large Cap Growth Fund, Institutional Class	9
Master Basic Value LLC	9
BlackRock Equity Dividend Fund, Institutional Class	9
BlackRock High Yield Bond Portfolio, BlackRock Class	6
BlackRock Global Emerging Markets Fund, Institutional Class	4
BlackRock International Opportunities Portfolio, Institutional Class	4
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	2
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	2
BlackRock Value Opportunities Fund, Institutional Class	2
BlackRock U.S. Opportunities Portfolio, Institutional Class	2

BlackRock Prepared Portfolio 2025

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	76%
Fixed Income Funds	24

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Total Return Fund, BlackRock Class	19%
BlackRock Global Allocation Fund, Institutional Class	17
BlackRock Capital Appreciation Fund, BlackRock Class	11
BlackRock Large Cap Growth Fund, Institutional Class	11
Master Basic Value LLC	11
BlackRock Equity Dividend Fund, Institutional Class	10
BlackRock High Yield Bond Portfolio, BlackRock Class	5
BlackRock Global Emerging Markets Fund, Institutional Class	4
BlackRock International Opportunities Portfolio, Institutional Class	4
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	2
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	2
BlackRock Value Opportunities Fund, Institutional Class	2
BlackRock U.S. Opportunities Portfolio, Institutional Class	2

The Funds allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

BLACKROCK FUNDS II	OCTOBER 31, 2010	15

Fund Summaries as of October 31, 2010

BlackRock Prepared Portfolio 2030

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	87%
Fixed Income Funds	13

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Global Allocation Fund, Institutional Class	20%
BlackRock Capital Appreciation Fund, BlackRock Class	13
BlackRock Large Cap Growth Fund, Institutional Class	12
Master Basic Value LLC	12
BlackRock Equity Dividend Fund, Institutional Class	12
BlackRock Total Return Fund, BlackRock Class	10
BlackRock Global Emerging Markets Fund, Institutional Class	5
BlackRock International Opportunities Portfolio, Institutional Class	5
BlackRock High Yield Bond Portfolio, BlackRock Class	3
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	2
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	2
BlackRock Value Opportunities Fund, Institutional Class	2
BlackRock U.S. Opportunities Portfolio, Institutional Class	2

BlackRock Prepared Portfolio 2035

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	92%
Fixed Income Funds	8

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Capital Appreciation Fund, BlackRock Class	15%
BlackRock Large Cap Growth Fund, Institutional Class	14
BlackRock Equity Dividend Fund, Institutional Class	14
Master Basic Value LLC	14
BlackRock Global Dynamic Equity Fund, Institutional Class	14
BlackRock Total Return Fund, BlackRock Class	7
BlackRock Global Emerging Markets Fund, Institutional Class	6
BlackRock International Opportunities Portfolio, Institutional Class	6
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	3
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	2
BlackRock Value Opportunities Fund, Institutional Class	2
BlackRock U.S. Opportunities Portfolio, Institutional Class	2
BlackRock High Yield Bond Portfolio, BlackRock Class	1

The Funds allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

16	BLACKROCK FUNDS II	OCTOBER 31, 2010

Fund Summaries as of October 31, 2010

BlackRock Prepared Portfolio 2040

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	92%
Fixed Income Funds	8

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Capital Appreciation Fund, BlackRock Class	15%
BlackRock Large Cap Growth Fund, Institutional Class	14
Master Basic Value LLC	14
BlackRock Equity Dividend Fund, Institutional Class	14
BlackRock Global Dynamic Equity Fund, Institutional Class	14
BlackRock Total Return Fund, BlackRock Class	7
BlackRock Global Emerging Markets Fund, Institutional Class	6
BlackRock International Opportunities Portfolio, Institutional Class	6
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	3
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	2
BlackRock Value Opportunities Fund, Institutional Class	2
BlackRock U.S. Opportunities Portfolio, Institutional Class	2
BlackRock High Yield Bond Portfolio, BlackRock Class	1

BlackRock Prepared Portfolio 2045

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	91%
Fixed Income Funds	8
Short-Term Securities	1

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Capital Appreciation Fund, BlackRock Class	15%
Master Basic Value LLC	14
BlackRock Large Cap Growth Fund, Institutional Class	14
BlackRock Equity Dividend Fund, Institutional Class	14
BlackRock Global Dynamic Equity Fund, Institutional Class	13
BlackRock Total Return Fund, BlackRock Class	7
BlackRock Global Emerging Markets Fund, Institutional Class	6
BlackRock International Opportunities Portfolio, Institutional Class	6
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	3
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	2
BlackRock Value Opportunities Fund, Institutional Class	2
BlackRock U.S. Opportunities Portfolio, Institutional Class	2
BlackRock Liquidity Funds, TempFund, Institutional Class	1
BlackRock High Yield Bond Portfolio, BlackRock Class	1

The Funds allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

BLACKROCK FUNDS II	OCTOBER 31, 2010	17

Fund Summaries as of October 31, 2010

BlackRock Prepared Portfolio 2050

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	92%
Fixed Income Funds	8

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Capital Appreciation Fund, BlackRock Class	15%
BlackRock Global Dynamic Equity Fund, Institutional Class	14
BlackRock Large Cap Growth Fund, Institutional Class	14
Master Basic Value LLC	14
BlackRock Equity Dividend Fund, Institutional Class	14
BlackRock Total Return Fund, BlackRock Class	7
BlackRock Global Emerging Markets Fund, Institutional Class	6
BlackRock International Opportunities Portfolio, Institutional Class	6
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	3
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	2
BlackRock Value Opportunities Fund, Institutional Class	2
BlackRock U.S. Opportunities Portfolio, Institutional Class	2
BlackRock High Yield Bond Portfolio, BlackRock Class	1

The Funds allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

18	BLACKROCK FUNDS II	OCTOBER 31, 2010

About Funds’ Performance

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•

Class R Shares are not subject to any sales charge. Class R Shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement and other similar plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all dividends and distributions, if any, at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Funds’ investment advisor waived and/or reimbursed a portion of each Fund’s expenses. Without such waiver and/or reimbursement, a Fund’s performance would have been lower. BlackRock Advisors, LLC (“BlackRock”) is under no obligation to waive or reimburse or continue waiving or reimbursing its fees after March 1, 2011. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

The Barclays Capital US Aggregate Bond Index is an unmanaged market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages and US Treasury and government agency issues with at least one year to maturity. The Russell 3000 Index is an unmanaged index comprised of the 3,000 largest US companies as determined by total market capitalization. The MSCI EAFE Index is an unmanaged broad-based index that measures the total returns of developed foreign stock markets in Europe, Australasia and the Far East. The customized weighted index for each Fund is created by BlackRock and is adjusted periodically to represent the weightings of the unmanaged indices as compared to the Fund’s glide path.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) expenses related to transactions, including sales charges and (b) operating expenses including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and certain other Fund expenses. The expense examples on the next page (which are based on a hypothetical investment of $1,000 invested on May 1, 2010 and held through October 31, 2010) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

BLACKROCK FUNDS II	OCTOBER 31, 2010	19

Expense Examples

	Actual			Hypothetical[1]
	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Expenses Paid During the Period[2]	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Expenses Paid During the Period[2]	Annualized Expense Ratio
BlackRock Prepared Portfolio 2010
Institutional	$1,000.00	$1,043.40	$0.46	$1,000.00	$1,024.75	$0.46	0.09%
Investor A	$1,000.00	$1,040.60	$3.03	$1,000.00	$1,022.23	$3.01	0.59%
Class R	$1,000.00	$1,039.60	$4.27	$1,000.00	$1,021.02	$4.23	0.83%
BlackRock Prepared Portfolio 2015
Institutional	$1,000.00	$1,040.10	$0.51	$1,000.00	$1,024.70	$0.51	0.10%
Investor A	$1,000.00	$1,038.20	$2.41	$1,000.00	$1,022.84	$2.40	0.47%
Class R	$1,000.00	$1,037.20	$4.16	$1,000.00	$1,021.12	$4.13	0.81%
BlackRock Prepared Portfolio 2020
Institutional	$1,000.00	$1,035.60	$0.56	$1,000.00	$1,024.65	$0.56	0.11%
Investor A	$1,000.00	$1,033.60	$2.87	$1,000.00	$1,022.38	$2.85	0.56%
Class R	$1,000.00	$1,032.80	$4.36	$1,000.00	$1,020.92	$4.33	0.85%
BlackRock Prepared Portfolio 2025
Institutional	$1,000.00	$1,031.00	$0.61	$1,000.00	$1,024.60	$0.61	0.12%
Investor A	$1,000.00	$1,028.90	$2.97	$1,000.00	$1,022.28	$2.96	0.58%
Class R	$1,000.00	$1,025.90	$4.39	$1,000.00	$1,020.87	$4.38	0.86%
BlackRock Prepared Portfolio 2030
Institutional	$1,000.00	$1,022.80	$0.71	$1,000.00	$1,024.50	$0.71	0.14%
Investor A	$1,000.00	$1,019.60	$3.05	$1,000.00	$1,022.18	$3.06	0.60%
Class R	$1,000.00	$1,019.70	$4.48	$1,000.00	$1,020.77	$4.48	0.88%
BlackRock Prepared Portfolio 2035
Institutional	$1,000.00	$1,013.30	$0.81	$1,000.00	$1,024.40	$0.82	0.16%
Investor A	$1,000.00	$1,012.30	$2.89	$1,000.00	$1,022.33	$2.91	0.57%
Class R	$1,000.00	$1,011.20	$4.56	$1,000.00	$1,020.67	$4.58	0.90%
BlackRock Prepared Portfolio 2040
Institutional	$1,000.00	$1,014.30	$0.81	$1,000.00	$1,024.40	$0.82	0.16%
Investor A	$1,000.00	$1,012.10	$3.35	$1,000.00	$1,021.88	$3.36	0.66%
Class R	$1,000.00	$1,011.10	$4.56	$1,000.00	$1,020.67	$4.58	0.90%
BlackRock Prepared Portfolio 2045
Institutional	$1,000.00	$1,013.10	$0.81	$1,000.00	$1,024.40	$0.82	0.16%
Investor A	$1,000.00	$1,011.00	$3.35	$1,000.00	$1,021.88	$3.36	0.66%
Class R	$1,000.00	$1,009.90	$4.56	$1,000.00	$1,020.67	$4.58	0.90%
BlackRock Prepared Portfolio 2050
Institutional	$1,000.00	$1,015.00	$0.81	$1,000.00	$1,024.40	$0.82	0.16%
Investor A	$1,000.00	$1,012.80	$3.35	$1,000.00	$1,021.88	$3.36	0.66%
Class R	$1,000.00	$1,011.70	$4.56	$1,000.00	$1,020.67	$4.58	0.90%

1	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

2	For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” on page 19 for further information on how expenses were calculated.

20	BLACKROCK FUNDS II	OCTOBER 31, 2010

Schedule of Investments (Liquidation Basis) October 31, 2010	BlackRock Prepared Portfolio 2010
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds — 57.2%
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	5,124	$73,530
BlackRock Capital Appreciation Fund, BlackRock Class(b)	16,991	376,854
BlackRock Equity Dividend Fund, Institutional Class	21,700	361,518
BlackRock Global Allocation Fund, Institutional Class	29,408	560,812
BlackRock Global Emerging Markets Fund, Institutional Class	7,119	145,934
BlackRock International Opportunities Portfolio, Institutional Class	4,179	142,980
BlackRock Large Cap Growth Fund, Institutional Class	36,903	365,712
BlackRock Small Cap Growth Equity Portfolio, Institutional Class(b)	2,960	63,485
BlackRock U.S. Opportunities Portfolio, Institutional Class	1,633	62,829
BlackRock Value Opportunities Fund, Institutional Class	3,694	63,504
Master Basic Value LLC	$365,042	365,042

		2,582,200

	Shares
Fixed Income Funds — 42.8%
BlackRock High Yield Bond Portfolio, BlackRock Class	43,408	332,073
BlackRock Total Return Fund, BlackRock Class	140,356	1,598,660

		1,930,733

Short-Term Securities — 0.3%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.21%(c)	13,794	13,794

Total Affiliated Investment Companies (Cost — $4,007,732*) — 100.3%		4,526,727
Liabilities in Excess of Other Assets — (0.3)%		(13,464)

Net Assets — 100.0%		$4,513,263

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$4,091,223

Gross unrealized appreciation	$518,995
Gross unrealized depreciation	(83,491)

Net unrealized appreciation	$435,504

(a)	Investments in companies considered to be an affiliate of the Fund during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2009	Shares Purchased		Shares Sold		Shares Held at October 31, 2010	Value at October 31, 2010	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	—	10,090		4,966		5,124	$73,530	$1,174	—
BlackRock Capital Appreciation Fund, BlackRock Class	—	36,255	**	19,264		16,991	$376,854	$23,561	—
BlackRock Capital Appreciation Portfolio, Institutional Class	20,697	29,045		49,742	***	—	—	$(3,031)	$2,011
BlackRock Equity Dividend Fund, Institutional Class	—	27,240		5,540		21,700	$361,518	$2,388	$2,476
BlackRock Global Allocation Fund, Institutional Class	—	37,254		7,846		29,408	$560,812	$3,434	—
BlackRock Global Dynamic Equity Fund, Institutional Class	46,426	33,082		79,508		—	—	$96,420	$6,994
BlackRock Global Emerging Markets Fund, Institutional Class	6,757	11,979		11,617		7,119	$145,934	$45,402	$810
BlackRock High Yield Bond Portfolio, BlackRock Class	—	59,453		16,045		43,408	$332,073	$2,017	$7,233
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	16,785	6,157		22,942		—	—	$20,107	$2,229
BlackRock International Opportunities Portfolio, Institutional Class	5,355	5,731		6,907		4,179	$142,980	$(2,237)	$2,681
BlackRock Large Cap Growth Fund, Institutional Class	—	46,310		9,407		36,903	$365,712	$3,009	—
BlackRock Liquidity Funds, TempFund, Institutional Class	—	13,794	****	—		13,794	$13,794	—	$15
BlackRock Small Cap Core Equity Portfolio, Institutional Class	16,808	13,108		29,916		—	—	$47,545	—

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2010	21

Schedule of Investments (Liquidation Basis) (concluded)	BlackRock Prepared Portfolio 2010

Affiliate	Shares/ Beneficial Interest Held at October 31, 2009	Shares Purchased	Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at October 31, 2010	Value at October 31, 2010	Realized Gain	Income
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	—	3,713	753		2,960	$63,485	$535	—
BlackRock Total Return Fund, BlackRock Class	144,607	158,942	163,193		140,356	$1,598,660	$53,760	$107,436
BlackRock U.S. Opportunities Portfolio, Institutional Class	—	2,051	418		1,633	$62,829	$452	—
BlackRock Value Opportunities Fund, Institutional Class	—	4,621	927		3,694	$63,504	$713	—
Master Basic Value LLC	$515,851	—	$150,809	*****	$365,042	$365,042	$18,734	$13,466
Master Large Cap Core Portfolio	$457,616	—	$457,616	*****	—	—	$62,278	$8,382

**	Includes 33,401 shares exchanged in reorganization.

***	Includes 41,492 shares exchanged in reorganization.

****	Represents net shares purchased.

*****	Represents net beneficial interest sold.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies	$4,161,685	$365,042	—	$4,526,727

See Notes to Financial Statements.

22	BLACKROCK FUNDS II	OCTOBER 31, 2010

Schedule of Investments October 31, 2010	BlackRock Prepared Portfolio 2015
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds — 62.2%
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	13,499	$193,708
BlackRock Capital Appreciation Fund, BlackRock Class(b)	44,600	989,233
BlackRock Equity Dividend Fund, Institutional Class	59,168	985,742
BlackRock Global Allocation Fund, Institutional Class	79,614	1,518,248
BlackRock Global Emerging Markets Fund, Institutional Class	18,753	384,436
BlackRock International Opportunities Portfolio, Institutional Class	11,180	382,460
BlackRock Large Cap Growth Fund, Institutional Class	100,443	995,387
BlackRock Small Cap Growth Equity Portfolio, Institutional Class(b)	8,053	172,731
BlackRock U.S. Opportunities Portfolio, Institutional Class	4,449	171,205
BlackRock Value Opportunities Fund, Institutional Class	10,021	172,255
Master Basic Value LLC	$959,858	959,858

		6,925,263

Fixed Income Funds — 37.7%
BlackRock High Yield Bond Portfolio, BlackRock Class	96,578	738,823

	Shares
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	14	158
BlackRock Total Return Fund, BlackRock Class	303,250	3,454,022

		4,193,003

Short-Term Securities — 0.2%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.21%(c)	25,586	25,586

Total Affiliated Investment Companies (Cost — $10,028,590*) — 100.1%		11,143,852
Liabilities in Excess of Other Assets — (0.1)%		(11,525)

Net Assets — 100.0%		$11,132,327

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$10,168,907

Gross unrealized appreciation	$1,115,262
Gross unrealized depreciation	(140,317)

Net unrealized appreciation	$974,945

(a)	Investments in companies considered to be an affiliate of the Fund during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2009	Shares Purchased		Shares Sold		Shares Held at October 31, 2010	Value at October 31, 2010	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	—	15,173		1,674		13,499	$193,708	$(708)	—
BlackRock Capital Appreciation Fund, BlackRock Class	—	73,261	**	28,661		44,600	$989,233	$24,551	—
BlackRock Capital Appreciation Portfolio, Institutional Class	40,900	53,114		94,014	***	—	—	$1,378	$4,218
BlackRock Equity Dividend Fund, Institutional Class	—	59,575		407		59,168	$985,742	—	$6,761
BlackRock Global Allocation Fund, Institutional Class	—	80,189		575		79,614	$1,518,248	$(12)	—
BlackRock Global Dynamic Equity Fund, Institutional Class	91,191	53,574		144,765		—	—	$174,097	$13,476
BlackRock Global Emerging Markets Fund, Institutional Class	13,854	24,166		19,267		18,753	$384,436	$79,490	$1,561
BlackRock High Yield Bond Portfolio, BlackRock Class	—	103,424		6,846		96,578	$738,823	$99	$12,931
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	27,562	9,469		37,017		14	$158	$30,236	$3,621
BlackRock International Opportunities Portfolio, Institutional Class	10,145	11,060		10,025		11,180	$382,460	$(4,165)	$5,083
BlackRock Large Cap Growth Fund, Institutional Class	—	101,133		690		100,443	$995,387	$19	—
BlackRock Liquidity Funds, TempFund, Institutional Class	—	25,586	****	—		25,586	$25,586	—	$55

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2010	23

Schedule of Investments	BlackRock Prepared Portfolio 2015
(Percentages shown are based on Net Assets)

Affiliate	Shares/ Beneficial Interest Held at October 31, 2009	Shares Purchased	Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at October 31, 2010	Value at October 31, 2010	Realized Gain	Income
BlackRock Small Cap Core Equity Portfolio, Institutional Class	33,288	23,979	57,267		—	—	$91,175	—
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	—	8,108	55		8,053	$172,731	$3	—
BlackRock Total Return Fund, BlackRock Class	235,811	256,550	189,111		303,250	$3,454,022	$30,486	$178,265
BlackRock U.S. Opportunities Portfolio, Institutional Class	—	4,479	30		4,449	$171,205	$5	—
BlackRock Value Opportunities Fund, Institutional Class	—	10,089	68		10,021	$172,255	$1	—
Master Basic Value LLC	$1,019,262	—	$59,404	*****	$959,858	$959,858	$36,453	$27,002
Master Large Cap Core Portfolio	$904,103	—	$904,103	*****	—	—	$139,040	$16,587

**	Includes 66,838 shares exchanged in reorganization.

***	Includes 83,028 shares exchanged in reorganization.

****	Represents net shares purchased.

*****	Represents net beneficial interest sold.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies	$10,183,994	$959,858	—	$11,143,852

See Notes to Financial Statements.

24	BLACKROCK FUNDS II	OCTOBER 31, 2010

Schedule of Investments October 31, 2010	BlackRock Prepared Portfolio 2020
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds — 68.2%
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	20,365	$292,241
BlackRock Capital Appreciation Fund, BlackRock Class(b)	67,948	1,507,090
BlackRock Equity Dividend Fund, Institutional Class	87,619	1,459,728
BlackRock Global Allocation Fund, Institutional Class	123,019	2,345,974
BlackRock Global Emerging Markets Fund, Institutional Class	28,389	581,970
BlackRock International Opportunities Portfolio, Institutional Class	16,768	573,649
BlackRock Large Cap Growth Fund, Institutional Class	148,762	1,474,232
BlackRock Small Cap Growth Equity Portfolio, Institutional Class(b)	11,928	255,854
BlackRock U.S. Opportunities Portfolio, Institutional Class	6,589	253,540
BlackRock Value Opportunities Fund, Institutional Class	14,844	255,160
Master Basic Value LLC	$1,462,228	1,462,228

		10,461,666

	Shares
Fixed Income Funds — 31.9%
BlackRock High Yield Bond Portfolio, BlackRock Class	116,834	893,781
BlackRock Total Return Fund, BlackRock Class	351,590	4,004,610

		4,898,391

Total Affiliated Investment Companies (Cost — $13,829,078*) — 100.1%		15,360,057
Liabilities in Excess of Other Assets — (0.1)%		(9,774)

Net Assets — 100.0%		$15,350,283

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$13,943,552

Gross unrealized appreciation	$1,530,979
Gross unrealized depreciation	(114,474)

Net unrealized appreciation	$1,416,505

(a)	Investments in companies considered to be an affiliate of the Fund during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2009	Shares Purchased		Shares Sold		Shares Held at October 31, 2010	Value at October 31, 2010	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	—	22,268		1,903		20,365	$292,241	$(974)	—
BlackRock Capital Appreciation Fund, BlackRock Class	—	107,302	**	39,354		67,948	$1,507,090	$29,618	—
BlackRock Capital Appreciation Portfolio, Institutional Class	65,298	80,869		146,167	***	—	—	$2,653	$6,557
BlackRock Equity Dividend Fund, Institutional Class	—	88,372		753		87,619	$1,459,728	$113	$9,975
BlackRock Global Allocation Fund, Institutional Class	—	124,085		1,066		123,019	$2,345,974	$148	—
BlackRock Global Dynamic Equity Fund, Institutional Class	142,230	77,441		219,671		—	—	$227,030	$21,480
BlackRock Global Emerging Markets Fund, Institutional Class	20,953	34,847		27,411		28,389	$581,970	$116,386	$2,487
BlackRock High Yield Bond Portfolio, BlackRock Class	—	120,481		3,647		116,834	$893,781	$90	$15,725
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	34,188	11,410		45,598		—	—	$35,450	$4,275
BlackRock International Opportunities Portfolio, Institutional Class	15,903	16,374		15,509		16,768	$573,649	$(3,618)	$8,134
BlackRock Large Cap Growth Fund, Institutional Class	—	150,048		1,286		148,762	$1,474,232	$151	—
BlackRock Liquidity Funds, TempFund, Institutional Class	—	—		—		—	—	—	$21
BlackRock Small Cap Core Equity Portfolio, Institutional Class	52,905	35,616		88,521		—	—	$112,685	—

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2010	25

Schedule of Investments	BlackRock Prepared Portfolio 2020
(Percentages shown are based on Net Assets)

Affiliate	Shares/ Beneficial Interest Held at October 31, 2009	Shares Purchased	Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at October 31, 2010	Value at October 31, 2010	Realized Gain	Income
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	—	12,031	103		11,928	$255,854	$29	—
BlackRock Total Return Fund, BlackRock Class	290,367	314,615	253,392		351,590	$4,004,610	$30,622	$209,629
BlackRock U.S. Opportunities Portfolio, Institutional Class	—	6,655	66		6,589	$253,540	$27	—
BlackRock Value Opportunities Fund, Institutional Class	—	14,972	128		14,844	$255,160	$29	—
Master Basic Value LLC	$1,616,358	—	$154,130	****	$1,462,228	$1,462,228	$52,807	$39,915
Master Large Cap Core Portfolio	$1,433,474	—	$1,433,474	****	—	—	$193,609	$24,645

**	Includes 99,622 shares exchanged in reorganization.

***	Includes 123,754 shares exchanged in reorganization.

****	Represents net beneficial interest sold.

(b)	Non-income producing security.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies	$13,897,829	$1,462,228	—	$15,360,057

See Notes to Financial Statements.

26	BLACKROCK FUNDS II	OCTOBER 31, 2010

Schedule of Investments October 31, 2010	BlackRock Prepared Portfolio 2025
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds — 75.9%
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	15,658	$224,698
BlackRock Capital Appreciation Fund, BlackRock Class(b)	52,247	1,158,835
BlackRock Equity Dividend Fund, Institutional Class	67,244	1,120,290
BlackRock Global Allocation Fund, Institutional Class	93,634	1,785,597
BlackRock Global Emerging Markets Fund, Institutional Class	21,827	447,455
BlackRock International Opportunities Portfolio, Institutional Class	12,867	440,189
BlackRock Large Cap Growth Fund, Institutional Class	114,146	1,131,189
BlackRock Small Cap Growth Equity Portfolio, Institutional Class(b)	9,152	196,305
BlackRock U.S. Opportunities Portfolio, Institutional Class	5,056	194,552
BlackRock Value Opportunities Fund, Institutional Class	11,389	195,784
Master Basic Value LLC	$1,125,120	1,125,120

		8,020,014

Fixed Income Funds — 24.1%
BlackRock High Yield Bond Portfolio, BlackRock Class	65,387	500,214

	Shares
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	18	201
BlackRock Total Return Fund, BlackRock Class	179,757	2,047,429

		2,547,844

Short-Term Securities — 0.2%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.21%(c)	21,409	21,409

Total Affiliated Investment Companies (Cost — $9,518,943*) — 100.2%		10,589,267
Liabilities in Excess of Other Assets — (0.2)%		(24,245)

Net Assets — 100.0%		$10,565,022

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$9,607,404

Gross unrealized appreciation	$1,070,324
Gross unrealized depreciation	(88,461)

Net unrealized appreciation	$981,863

(a)	Investments in companies considered to be an affiliate of the Fund during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2009	Shares Purchased		Shares Sold		Shares Held at October 31, 2010	Value at October 31, 2010	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	—	18,343		2,685		15,658	$224,698	$(1,132)	—
BlackRock Capital Appreciation Fund, BlackRock Class	—	87,642	**	35,395		52,247	$1,158,835	$28,752	—
BlackRock Capital Appreciation Portfolio, Institutional Class	48,302	70,324		118,626	***	—	—	$(859)	$5,001
BlackRock Equity Dividend Fund, Institutional Class	—	68,759		1,515		67,244	$1,120,290	$295	$7,626
BlackRock Global Allocation Fund, Institutional Class	—	95,779		2,145		93,634	$1,785,597	$377	—
BlackRock Global Dynamic Equity Fund, Institutional Class	104,262	70,706		174,968		—	—	$239,778	$16,056
BlackRock Global Emerging Markets Fund, Institutional Class	15,465	30,262		23,900		21,827	$447,455	$98,060	$1,858
BlackRock High Yield Bond Portfolio, BlackRock Class	—	70,137		4,750		65,387	$500,214	$259	$8,824
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	17,852	7,688		25,522		18	$201	$19,699	$2,510
BlackRock International Opportunities Portfolio, Institutional Class	11,254	14,587		12,974		12,867	$440,189	$(8,281)	$5,946
BlackRock Large Cap Growth Fund, Institutional Class	—	116,730		2,584		114,146	$1,131,189	$304	—
BlackRock Liquidity Funds, TempFund, Institutional Class	—	21,409	****	—		21,409	$21,409	—	$39

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2010	27

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2025

Affiliate	Shares/ Beneficial Interest Held at October 31, 2009	Shares Purchased	Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at October 31, 2010	Value at October 31, 2010	Realized Gain	Income
BlackRock Small Cap Core Equity Portfolio, Institutional Class	39,449	31,272	70,721		—	—	$122,869	—
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	—	9,359	207		9,152	$196,305	$54	—
BlackRock Total Return Fund, BlackRock Class	148,452	209,349	178,044		179,757	$2,047,429	$44,070	$120,391
BlackRock U.S. Opportunities Portfolio, Institutional Class	—	5,171	115		5,056	$194,552	$54	—
BlackRock Value Opportunities Fund, Institutional Class	—	11,646	257		11,389	$195,784	$66	—
Master Basic Value LLC	$1,205,853	—	$80,733	*****	$1,125,120	$1,125,120	$45,038	$32,486
Master Large Cap Core Portfolio	$1,068,121	—	$1,068,121	*****	—	—	$152,972	$20,184

**	Includes 81,403 shares exchanged in reorganization.

***	Includes 101,121 shares exchanged in reorganization.

****	Represents net shares purchased.

*****	Represents net beneficial interest sold.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies	$9,464,147	$1,125,120	—	$10,589,267

See Notes to Financial Statements.

28	BLACKROCK FUNDS II	OCTOBER 31, 2010

Schedule of Investments October 31, 2010	BlackRock Prepared Portfolio 2030
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds — 87.3%
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	25,171	$361,201
BlackRock Capital Appreciation Fund, BlackRock Class(b)	84,191	1,867,363
BlackRock Equity Dividend Fund, Institutional Class	108,604	1,809,337
BlackRock Global Allocation Fund, Institutional Class	152,446	2,907,141
BlackRock Global Emerging Markets Fund, Institutional Class	35,116	719,887
BlackRock International Opportunities Portfolio, Institutional Class	20,745	709,694
BlackRock Large Cap Growth Fund, Institutional Class	184,323	1,826,642
BlackRock Small Cap Growth Equity Portfolio, Institutional Class(b)	14,779	317,006
BlackRock U.S. Opportunities Portfolio, Institutional Class	8,166	314,224
BlackRock Value Opportunities Fund, Institutional Class	18,383	316,009
Master Basic Value LLC	$1,812,535	1,812,535

		12,961,039

Fixed Income Funds — 12.9%
BlackRock High Yield Bond Portfolio, BlackRock Class	61,451	470,097

	Shares
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	23	261
BlackRock Total Return Fund, BlackRock Class	126,662	1,442,684

		1,913,042

Short-Term Securities — 0.0%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.21%(c)	6,943	6,943

Total Affiliated Investment Companies (Cost — $13,485,818*) — 100.2%		14,881,024
Liabilities in Excess of Other Assets — (0.2)%		(28,411)

Net Assets — 100.0%		$14,852,613

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$13,504,064

Gross unrealized appreciation	$1,395,206
Gross unrealized depreciation	(18,246)

Net unrealized appreciation	$1,376,960

(a)	Investments in companies considered to be an affiliate of the Fund during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2009	Shares Purchased		Shares Sold		Shares Held at October 31, 2010	Value at October 31, 2010	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	—	27,447		2,276		25,171	$361,201	$(1,534)	—
BlackRock Capital Appreciation Fund, BlackRock Class	—	129,292	**	45,101		84,191	$1,867,363	$40,614	—
BlackRock Capital Appreciation Portfolio, Institutional Class	76,375	80,907		157,282	***	—	—	$(6,122)	$7,551
BlackRock Equity Dividend Fund, Institutional Class	—	110,508		1,904		108,604	$1,809,337	$(75)	$12,470
BlackRock Global Allocation Fund, Institutional Class	—	155,137		2,691		152,446	$2,907,141	$(67)	—
BlackRock Global Dynamic Equity Fund, Institutional Class	162,443	79,250		241,693		—	—	$275,816	$23,065
BlackRock Global Emerging Markets Fund, Institutional Class	24,593	41,163		30,640		35,116	$719,887	$133,934	$2,667
BlackRock High Yield Bond Portfolio, BlackRock Class	—	63,701		2,250		61,451	$470,097	$32	$7,853
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	14,853	5,492		20,322		23	$261	$13,614	$1,963
BlackRock International Opportunities Portfolio, Institutional Class	16,765	19,679		15,699		20,745	$709,694	$(12,380)	$8,715
BlackRock Large Cap Growth Fund, Institutional Class	—	187,556		3,233		184,323	$1,826,642	$(11)	—
BlackRock Liquidity Funds, TempFund, Institutional Class	—	6,943	****	—		6,943	$6,943	—	$16

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2010	29

Schedule of Investments	BlackRock Prepared Portfolio 2030
(Percentages shown are based on Net Assets)

Affiliate	Shares/ Beneficial Interest Held at October 31, 2009	Shares Purchased	Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at October 31, 2010	Value at October 31, 2010	Realized Gain (Loss)	Income
BlackRock Small Cap Core Equity Portfolio, Institutional Class	61,965	37,139	99,104		—	—	$142,605	—
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	—	15,037	258		14,779	$317,006	$6	—
BlackRock Total Return Fund, BlackRock Class	115,368	187,355	176,061		126,662	$1,442,684	$50,691	$94,744
BlackRock U.S. Opportunities Portfolio, Institutional Class	—	8,309	143		8,166	$314,224	$19	—
BlackRock Value Opportunities Fund, Institutional Class	—	18,704	321		18,383	$316,009	$(16)	—
Master Basic Value LLC	$1,899,935	—	$87,400	*****	$1,812,535	$1,812,535	$64,080	$46,932
Master Large Cap Core Portfolio	$1,688,949	—	$1,688,949	*****	—	—	$258,181	$28,861

**	Includes 113,302 shares exchanged in reorganization.

***	Includes 140,748 shares exchanged in reorganization.

****	Represents net shares purchased.

*****	Represents net beneficial interest sold.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies	$13,068,489	$1,812,535	—	$14,881,024

See Notes to Financial Statements.

30	BLACKROCK FUNDS II	OCTOBER 31, 2010

Schedule of Investments October 31, 2010	BlackRock Prepared Portfolio 2035
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds — 92.5%
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	14,800	$212,374
BlackRock Capital Appreciation Fund, BlackRock Class(b)	49,392	1,095,512
BlackRock Equity Dividend Fund, Institutional Class	63,837	1,063,532
BlackRock Global Dynamic Equity Fund, Institutional Class	87,847	1,048,013
BlackRock Global Emerging Markets Fund, Institutional Class	20,656	423,438
BlackRock International Opportunities Portfolio, Institutional Class	12,201	417,390
BlackRock Large Cap Growth Fund, Institutional Class	108,373	1,073,976
BlackRock Small Cap Growth Equity Portfolio, Institutional Class(b)	8,689	186,380
BlackRock U.S. Opportunities Portfolio, Institutional Class	4,800	184,710
BlackRock Value Opportunities Fund, Institutional Class	10,813	185,876
Master Basic Value LLC	$1,063,298	1,063,298

		6,954,499

Fixed Income Funds — 7.9%
BlackRock High Yield Bond Portfolio, BlackRock Class	11,887	90,939

	Shares
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	30	344
BlackRock Total Return Fund, BlackRock Class	43,956	500,656

		591,939

Short-Term Securities — 0.0%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.21%(c)	2,736	2,736
Total Affiliated Investment Companies (Cost — $6,746,100*) — 100.4%		7,549,174
Liabilities in Excess of Other Assets — (0.4)%		(32,542)

Net Assets — 100.0%		$7,516,632

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$6,849,660

Gross unrealized appreciation	$803,074
Gross unrealized depreciation	(103,560)

Net unrealized appreciation	$699,514

(a)	Investments in companies considered to be an affiliate of the Fund during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2009	Shares Purchased		Shares Sold		Shares Held at October 31, 2010	Value at October 31, 2010	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	—	16,555		1,755		14,800	$212,374	$(1,318)	—
BlackRock Capital Appreciation Fund, BlackRock Class	—	77,542	**	28,150		49,392	$1,095,512	$8,781	—
BlackRock Capital Appreciation Portfolio, Institutional Class	37,019	64,349		101,368	***	—	—	$1,332	$3,843
BlackRock Equity Dividend Fund, Institutional Class	—	64,585		748		63,837	$1,063,532	$142	$7,237
BlackRock Global Dynamic Equity Fund, Institutional Class	78,031	79,035		69,219		87,847	$1,048,013	$(24,801)	$12,523
BlackRock Global Emerging Markets Fund, Institutional Class	11,955	26,336		17,635		20,656	$423,438	$58,483	$1,452
BlackRock High Yield Bond Portfolio, BlackRock Class	—	12,357		470		11,887	$90,939	$8	$1,454
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	2,654	1,207		3,831		30	$344	$2,233	$359
BlackRock International Opportunities Portfolio, Institutional Class	7,723	15,648		11,170		12,201	$417,390	$(14,392)	$3,985
BlackRock Large Cap Growth Fund, Institutional Class	—	109,654		1,281		108,373	$1,073,976	$128	—
BlackRock Liquidity Funds, TempFund, Institutional Class	—	2,736	****	—		2,736	$2,736	—	$7
BlackRock Small Cap Core Equity Portfolio, Institutional Class	30,220	31,274		61,494		—	—	$64,466	—

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2010	31

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2035

Affiliate	Shares/ Beneficial Interest Held at October 31, 2009	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at October 31, 2010	Value at October 31, 2010	Realized Gain	Income
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	—	8,792		103		8,689	$186,380	$26	—
BlackRock Total Return Fund, BlackRock Class	16,133	69,736		41,913		43,956	$500,656	$10,897	$15,791
BlackRock U.S. Opportunities Portfolio, Institutional Class	—	4,857		57		4,800	$184,710	$27	—
BlackRock Value Opportunities Fund, Institutional Class	—	10,940		127		10,813	$185,876	$27	—
Master Basic Value LLC	$928,688	$134,610	****	—		$1,063,298	$1,063,298	$38,223	$27,174
Master Large Cap Core Portfolio	$823,237	—		$823,237	*****	—	—	$98,456	$16,626

**	Includes 68,104 shares exchanged in reorganization.
***	Includes 84,601 shares exchanged in reorganization.
****	Represents net shares/beneficial interest purchased.
*****	Represents net beneficial interest sold.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies	$6,485,876	$1,063,298	—	$7,549,174

See Notes to Financial Statements.

32	BLACKROCK FUNDS II	OCTOBER 31, 2010

Schedule of Investments October 31, 2010	BlackRock Prepared Portfolio 2040
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds — 92.4%
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	16,394	$235,247
BlackRock Capital Appreciation Fund, BlackRock Class(b)	54,755	1,214,472
BlackRock Equity Dividend Fund, Institutional Class	70,489	1,174,352
BlackRock Global Dynamic Equity Fund, Institutional Class	96,827	1,155,144
BlackRock Global Emerging Markets Fund, Institutional Class	22,839	468,191
BlackRock International Opportunities Portfolio, Institutional Class	13,501	461,868
BlackRock Large Cap Growth Fund, Institutional Class	119,666	1,185,894
BlackRock Small Cap Growth Equity Portfolio, Institutional Class(b)	9,594	205,795
BlackRock U.S. Opportunities Portfolio, Institutional Class	5,300	203,954
BlackRock Value Opportunities Fund, Institutional Class	11,941	205,260
Master Basic Value LLC	$1,179,159	1,179,159

		7,689,336

Fixed Income Funds — 7.9%
BlackRock High Yield Bond Portfolio, BlackRock Class	13,155	100,636

	Shares
BlackRock Total Return Fund, BlackRock Class	48,661	554,252

		654,888

Short-Term Securities — 0.1%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.21%(c)	8,368	8,368

Total Affiliated Investment Companies (Cost — $7,388,995*) — 100.4%		8,352,592
Liabilities in Excess of Other Assets — (0.4)%		(31,438)

Net Assets — 100.0%		$8,321,154

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$7,488,009

Gross unrealized appreciation	$963,597
Gross unrealized depreciation	(99,014)

Net unrealized appreciation	$864,583

(a)	Investments in companies considered to be an affiliate of the Fund during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2009	Shares Purchased		Shares Sold		Shares Held at October 31, 2010	Value at October 31, 2010	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	—	17,514		1,120		16,394	$235,247	$(844)	—
BlackRock Capital Appreciation Fund, BlackRock Class	—	83,045	**	28,290		54,755	$1,214,472	$17,381	—
BlackRock Capital Appreciation Portfolio, Institutional Class	47,165	66,229		113,394	***	—	—	$4,852	$4,877
BlackRock Equity Dividend Fund, Institutional Class	—	71,309		820		70,489	$1,174,352	$58	$8,035
BlackRock Global Dynamic Equity Fund, Institutional Class	99,345	75,268		77,786		96,827	$1,155,114	$(14,100)	$15,131
BlackRock Global Emerging Markets Fund, Institutional Class	15,296	26,903		19,360		22,839	$468,191	$69,518	$1,751
BlackRock High Yield Bond Portfolio, BlackRock Class	—	13,536		381		13,155	$100,636	—	$1,590
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	3,386	1,095		4,481		—	—	$2,735	$359
BlackRock International Opportunities Portfolio, Institutional Class	9,784	16,093		12,376		13,501	$461,868	$(10,379)	$5,647
BlackRock Large Cap Growth Fund, Institutional Class	—	121,063		1,397		119,666	$1,185,894	$123	—
BlackRock Liquidity Funds, TempFund, Institutional Class	—	8,368	****	—		8,368	$8,368	—	$16
BlackRock Small Cap Core Equity Portfolio, Institutional Class	38,415	30,557		68,972		—	—	$92,545	—

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2010	33

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2040

Affiliate	Shares/ Beneficial Interest Held at October 31, 2009	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at October 31, 2010	Value at October 31, 2010	Realized Gain	Income
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	—	9,706		112		9,594	$205,795	$19	—
BlackRock Total Return Fund, BlackRock Class	20,492	72,956		44,787		48,661	$554,252	$14,093	$17,996
BlackRock U.S. Opportunities Portfolio, Institutional Class	—	5,362		62		5,300	$203,954	$28	—
BlackRock Value Opportunities Fund, Institutional Class	—	12,080		139		11,941	$205,260	$29	—
Master Basic Value LLC	$1,178,793	$366	****	—		$1,179,159	$1,179,159	$41,972	$30,623
Master Large Cap Core Portfolio	$1,049,074	—		$1,049,074	*****	—	—	$138,622	$18,754

**	Includes 74,140 shares exchanged in reorganization.

***	Includes 92,099 shares exchanged in reorganization.

****	Represents net shares/beneficial interest purchased.

*****	Represents net beneficial interest sold.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies	$7,173,433	$1,179,159	—	$8,352,592

See Notes to Financial Statements.

34	BLACKROCK FUNDS II	OCTOBER 31, 2010

Schedule of Investments October 31, 2010	BlackRock Prepared Portfolio 2045
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds — 91.7%
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	6,084	$87,312
BlackRock Capital Appreciation Fund, BlackRock Class(b)	20,389	452,227
BlackRock Equity Dividend Fund, Institutional Class	26,085	434,579
BlackRock Global Dynamic Equity Fund, Institutional Class	33,501	399,670
BlackRock Global Emerging Markets Fund, Institutional Class	8,491	174,070
BlackRock International Opportunities Portfolio, Institutional Class	5,009	171,368
BlackRock Large Cap Growth Fund, Institutional Class	44,277	438,790
BlackRock Small Cap Growth Equity Portfolio, Institutional Class(b)	3,550	76,142
BlackRock U.S. Opportunities Portfolio, Institutional Class	1,961	75,462
BlackRock Value Opportunities Fund, Institutional Class	4,417	75,936
Master Basic Value LLC	$438,871	438,871

		2,824,427

Fixed Income Funds — 7.9%
BlackRock High Yield Bond Portfolio, BlackRock Class	4,893	37,430

	Shares
BlackRock Total Return Fund, BlackRock Class	18,116	206,339

		243,769

Short-Term Securities — 1.3%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.21%(c)	38,419	38,419

Total Affiliated Investment Companies (Cost — $2,768,826*) — 100.9%		3,106,615
Liabilities in Excess of Other Assets — (0.9)%		(26,856)

Net Assets — 100.0%		$3,079,759

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,827,499

Gross unrealized appreciation	$337,789
Gross unrealized depreciation	(58,673)

Net unrealized appreciation	$279,116

(a)	Investments in companies considered to be an affiliate of the Fund during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2009	Shares Purchased		Shares Sold		Shares Held at October 31, 2010	Value at October 31, 2010	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	—	6,708		624		6,084	$87,312	$(455)	—
BlackRock Capital Appreciation Fund, BlackRock Class	—	31,755	**	11,366		20,389	$452,227	$3,261	—
BlackRock Capital Appreciation Portfolio, Institutional Class	14,175	30,258		44,433	***	—	—	$(834)	$1,673
BlackRock Equity Dividend Fund, Institutional Class	—	26,521		436		26,085	$434,579	$80	$2,920
BlackRock Global Dynamic Equity Fund, Institutional Class	29,545	38,139		34,183		33,501	$399,670	$(6,956)	$5,068
BlackRock Global Emerging Markets Fund, Institutional Class	4,594	11,029		7,132		8,491	$174,070	$24,867	$586
BlackRock High Yield Bond Portfolio, BlackRock Class	—	5,047		154		4,893	$37,430	$3	$588
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	992	588		1,580		—	—	$1,005	$134
BlackRock International Opportunities Portfolio, Institutional Class	2,918	7,170		5,079		5,009	$171,368	$(7,540)	$1,905
BlackRock Large Cap Growth Fund, Institutional Class	—	45,024		747		44,277	$438,790	$69	—
BlackRock Liquidity Funds, TempFund, Institutional Class	—	38,419	****	—		38,419	$38,419	—	$16
BlackRock Small Cap Core Equity Portfolio, Institutional Class	11,548	14,532		26,080		—	—	$34,406	—

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2010	35

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2045

Affiliate	Shares/ Beneficial Interest Held at October 31, 2009	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at October 31, 2010	Value at October 31, 2010	Realized Gain	Income
BlackRock Small Cap Growth Equity Portfolio, Institutional Class		3610		60		3,550	$76,142	$13
BlackRock Total Return Fund, BlackRock Class	6,056	31,296		19,236		18,116	$206,339	$6,146	$6,369
BlackRock U.S. Opportunities Portfolio, Institutional Class	—	1,994		33		1,961	$75,462	$15	—
BlackRock Value Opportunities Fund, Institutional Class	—	4,491		74		4,417	$75,936	$15	—
Master Basic Value LLC	$352,604	$86,267	****	—		$438,871	$438,871	$15,881	$11,242
Master Large Cap Core Portfolio	$312,141	—		$312,141	*****	—	—	$39,439	$6,917

**	Includes 28,403 shares exchanged in reorganization.

***	Includes 35,283 shares exchanged in reorganization.

****	Represents net shares/beneficial interest purchased.

*****	Represents net beneficial interest sold.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies	$2,667,744	$438,871	—	$3,106,615

See Notes to Financial Statements.

36	BLACKROCK FUNDS II	OCTOBER 31, 2010

Schedule of Investments October 31, 2010	BlackRock Prepared Portfolio 2050
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds — 94.2%
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	5,384	$77,255
BlackRock Capital Appreciation Fund, BlackRock Class(b)	18,075	400,911
BlackRock Equity Dividend Fund, Institutional Class	23,123	385,232
BlackRock Global Dynamic Equity Fund, Institutional Class	33,567	400,458
BlackRock Global Emerging Markets Fund, Institutional Class	7,526	154,287
BlackRock International Opportunities Portfolio, Institutional Class	4,437	151,779
BlackRock Large Cap Growth Fund, Institutional Class	39,256	389,023
BlackRock Small Cap Growth Equity Portfolio, Institutional Class(b)	3,147	67,511
BlackRock U.S. Opportunities Portfolio, Institutional Class	1,739	66,904
BlackRock Value Opportunities Fund, Institutional Class	3,916	67,320
Master Basic Value LLC	$388,902	388,902

		2,549,582

	Shares
Fixed Income Funds — 8.0%
BlackRock High Yield Bond Portfolio, BlackRock Class	4,315	33,011
BlackRock Total Return Fund, BlackRock Class	16,057	182,893

		215,904

Total Affiliated Investment Companies (Cost — $2,475,701*) — 102.2%		2,765,486
Liabilities in Excess of Other Assets — (2.2)%		(57,955)

Net Assets — 100.0%		$2,707,531

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,451,285

Gross unrealized appreciation	$314,201
Gross unrealized depreciation	—

Net unrealized appreciation	$314,201

(a)	Investments in companies considered to be an affiliate of the Fund during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2009	Shares Purchased		Shares Sold		Shares Held at October 31, 2010	Value at October 31, 2010	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	—	5,880		496		5,384	$77,255	$(476)	—
BlackRock Capital Appreciation Fund, BlackRock Class	—	27,514	**	9,439		18,075	$400,911	$6,877	—
BlackRock Capital Appreciation Portfolio, Institutional Class	15,083	19,206		34,289	***	—	—	$(1,313)	$1,539
BlackRock Equity Dividend Fund, Institutional Class	—	23,293		170		23,123	$385,232	$5	$2,612
BlackRock Global Dynamic Equity Fund, Institutional Class	31,835	21,952		20,220		33,567	$400,458	$(2,539)	$4,522
BlackRock Global Emerging Markets Fund, Institutional Class	4,833	8,528		5,835		7,526	$154,287	$23,681	$522
BlackRock High Yield Bond Portfolio, BlackRock Class	—	4,419		104		4,315	$33,011	$1	$515
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	1,090	293		1,383		—	—	$965	$116
BlackRock International Opportunities Portfolio, Institutional Class	3,166	4,860		3,589		4,437	$151,779	$(3,584)	$1,720
BlackRock Large Cap Growth Fund, Institutional Class	—	39,545		289		39,256	$389,023	$11	—
BlackRock Liquidity Funds, TempFund, Institutional Class	—	—		—		—	—	—	$9
BlackRock Small Cap Core Equity Portfolio, Institutional Class	12,257	8,752		21,009		—	—	$34,883	—
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	—	3,170		23		3,147	$67,511	$2	—

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2010	37

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2050

Affiliate	Shares/ Beneficial Interest Held at October 31, 2009	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at October 31, 2010	Value at October 31, 2010	Realized Gain	Income
BlackRock Total Return Fund, BlackRock Class	6,579	24,710		15,232		16,057	$182,893	$6,490	$5,589
BlackRock U.S. Opportunities Portfolio, Institutional Class	—	1,752		13		1,739	$66,904	$3	—
BlackRock Value Opportunities Fund, Institutional Class	—	3,945		29		3,916	$67,320	$2	—
Master Basic Value LLC	$377,190	$11,712	****	—		$388,902	$388,902	$13,650	$9,861
Master Large Cap Core Portfolio	$336,394	—		$336,394	*****	—	—	$47,191	$6,067

**	Includes 24,205 shares exchanged in reorganization.

***	Includes 30,068 shares exchanged in reorganization.

****	Represents net beneficial interest purchased.

*****	Represents net beneficial interest sold.

(b)	Non-income producing security.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies	$2,376,584	$388,902	—	$2,765,486

See Notes to Financial Statements.

38	BLACKROCK FUNDS II	OCTOBER 31, 2010

Statements of Assets and Liabilities

October 31, 2010	BlackRock Prepared Portfolio 2010[1]	BlackRock Prepared Portfolio 2015	BlackRock Prepared Portfolio 2020	BlackRock Prepared Portfolio 2025	BlackRock Prepared Portfolio 2030	BlackRock Prepared Portfolio 2035	BlackRock Prepared Portfolio 2040	BlackRock Prepared Portfolio 2045	BlackRock Prepared Portfolio 2050
Assets
Investments at value - affiliated[2]	$4,526,727	$11,143,852	$15,360,057	$10,589,267	$14,881,024	$7,549,174	$8,352,592	$3,106,615	$2,765,486
Capital shares sold receivable	3,937	6,956	10,460	3,159	8,427	5,902	4,783	1,207	1,766
Receivable from advisor	15,679	9,578	10,101	9,914	10,543	9,707	10,565	9,357	9,922
Other assets	11,446	19,062	24,928	11,874	9,226	1,779	1,962	704	603
Prepaid expenses	11,535	11,377	12,338	11,739	11,746	11,196	11,277	11,038	11,025

Total assets	4,569,324	11,190,825	15,417,884	10,625,953	14,920,966	7,577,758	8,381,179	3,128,921	2,788,802

Liabilities
Professional fees payable	28,240	30,092	31,363	29,383	29,250	27,070	26,535	26,191	25,609
Investments purchased payable - affiliated	16,134	12,391	14,117	13,301	15,216	14,238	15,418	12,239	12,262
Custodian fees payable	3,210	3,263	3,317	3,208	3,205	3,181	3,190	3,178	3,179
Transfer agent fees payable	2,459	2,380	4,476	3,221	4,496	2,429	4,306	2,015	2,889
Accounting fees payable	1,875	1,875	1,875	1,875	1,875	1,875	1,875	1,875	1,875
Service and distribution fees payable	1,457	3,468	4,523	3,464	4,612	2,415	2,413	1,058	840
Officer’s and Trustees’ fees payable	1,292	1,213	1,166	1,229	1,184	1,288	1,268	1,345	1,345
Printing fees payable	789	2,486	3,304	2,336	3,048	1,584	1,720	638	537
Other affiliates payable	2	138	166	10	119	80	—	—	—
Capital shares redeemed payable	—	386	955	2,144	4,456	6,177	2,577	—	1,465
Bank overdraft	—	—	1,471	—	—	—	—	—	30,713
Other accrued expenses payable	603	806	868	760	892	789	723	623	557

Total liabilities	56,061	58,498	67,601	60,931	68,353	61,126	60,025	49,162	81,271

Net Assets	$4,513,263	$11,132,327	$15,350,283	$10,565,022	$14,852,613	$7,516,632	$8,321,154	$3,079,759	$2,707,531

Net Assets Consist of
Paid-in capital	$4,101,636	$10,177,921	$14,235,634	$9,560,946	$13,477,412	$6,971,917	$7,497,440	$2,849,728	$2,402,573
Undistributed net investment income	84,476	152,689	180,637	105,427	93,910	23,111	26,043	12,237	12,011
Accumulated net realized gain (loss)	(191,844)	(313,545)	(596,967)	(171,675)	(113,915)	(281,470)	(165,926)	(119,995)	3,162
Net unrealized appreciation	518,995	1,115,262	1,530,979	1,070,324	1,395,206	803,074	963,597	337,789	289,785

Net Assets	$4,513,263	$11,132,327	$15,350,283	$10,565,022	$14,852,613	$7,516,632	$8,321,154	$3,079,759	$2,707,531

[1] Liquidation Basis
[2] Investments at cost - affiliated	$4,007,732	$10,028,590	$13,829,078	$9,518,943	$13,485,818	$6,746,100	$7,388,995	$2,768,826	$2,475,701

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2010	39

Statements of Assets and Liabilities (concluded)

October 31, 2010	BlackRock Prepared Portfolio 2010[1]	BlackRock Prepared Portfolio 2015	BlackRock Prepared Portfolio 2020	BlackRock Prepared Portfolio 2025	BlackRock Prepared Portfolio 2030	BlackRock Prepared Portfolio 2035	BlackRock Prepared Portfolio 2040	BlackRock Prepared Portfolio 2045	BlackRock Prepared Portfolio 2050
Net Asset Value
Institutional
Net assets	$71,835	$53,628	$262,171	$63,813	$302,277	$69,906	$204,131	$34,919	$138,907
Shares outstanding[2]	6,944	5,300	26,472	6,608	32,060	7,653	22,065	3,745	15,795
Net asset value	$10.34	$10.12	$9.90	$9.66	$9.43	$9.13	$9.25	$9.32	$8.79
Investor A
Net assets	$2,670,745	$5,429,218	$8,432,643	$4,352,992	$6,787,213	$3,227,493	$4,620,999	$950,381	$1,062,646
Shares outstanding[2]	260,575	540,137	856,927	453,600	725,620	355,884	504,108	103,191	121,968
Net asset value	$10.25	$10.05	$9.84	$9.60	$9.35	$9.07	$9.17	$9.21	$8.71
Class R
Net assets	$1,770,683	$5,649,481	$6,655,469	$6,148,217	$7,763,123	$4,219,233	$3,496,024	$2,094,459	$1,505,978
Shares outstanding[2]	172,788	562,752	681,528	645,488	834,243	469,011	382,676	228,976	173,451
Net asset value	$10.25	$10.04	$9.77	$9.52	$9.31	$9.00	$9.14	$9.15	$8.68

1	Liquidation Basis.

2	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

40	BLACKROCK FUNDS II	OCTOBER 31, 2010

Statements of Operations

Year Ended October 31, 2010	BlackRock Prepared Portfolio 2010[1]	BlackRock Prepared Portfolio 2015	BlackRock Prepared Portfolio 2020	BlackRock Prepared Portfolio 2025	BlackRock Prepared Portfolio 2030	BlackRock Prepared Portfolio 2035	BlackRock Prepared Portfolio 2040	BlackRock Prepared Portfolio 2045	BlackRock Prepared Portfolio 2050
Investment Income
Dividends - affiliated	$131,885	$225,971	$278,283	$168,251	$159,044	$46,651	$55,402	$19,259	$17,144
Net investment income allocated from affiliated Master Portfolios:
Income	21,848	43,589	64,560	52,670	75,793	43,800	49,377	18,159	15,928
Expenses	(5,137)	(10,197)	(15,130)	(12,321)	(17,754)	(10,330)	(11,571)	(4,286)	(3,732)

Total income	148,596	259,363	327,713	208,600	217,083	80,121	93,208	33,132	29,340

Expenses
Professional	51,242	37,416	39,014	36,580	36,489	33,926	33,928	32,860	32,355
Registration	33,490	34,228	34,876	34,154	34,797	34,201	33,845	33,423	33,321
Custodian	12,931	13,219	13,088	12,812	12,831	12,758	12,783	12,758	12,737
Service and distribution - Class R	10,906	24,338	29,972	27,444	32,564	17,256	14,764	8,432	6,080
Transfer agent - Class R	7,698	9,594	14,004	13,038	15,729	12,281	15,238	9,890	11,247
Service - Investor A	7,555	12,047	17,316	10,120	13,475	6,585	9,413	2,091	2,182
Accounting	7,506	7,506	7,506	7,506	7,506	7,506	7,506	7,506	7,506
Transfer agent - Investor A	6,459	4,110	11,402	6,201	9,390	3,136	10,397	2,468	4,972
Printing	5,505	9,407	11,954	9,615	11,855	6,397	7,076	2,811	2,633
Officer and Trustees	4,995	5,006	5,039	5,037	5,043	5,027	5,011	4,996	5,073
Administration	3,940	7,297	9,865	7,187	9,072	4,604	5,144	1,910	1,655
Administration - Investor A	754	1,204	1,729	1,010	1,345	658	940	209	218
Administration - Class R	545	1,216	1,496	1,370	1,626	861	737	421	303
Transfer agent - Institutional	144	91	241	116	298	115	125	166	117
Administration - Institutional	15	11	60	15	51	15	38	7	30
Miscellaneous	5,771	5,840	5,914	5,825	5,904	5,777	5,810	5,894	5,851

Total expenses	159,456	172,530	203,476	178,030	197,975	151,103	162,755	125,842	126,280
Less administration fees waived	(3,940)	(7,297)	(9,865)	(7,187)	(9,072)	(4,604)	(5,144)	(1,910)	(1,655)
Less administration fees waived - Institutional	(15)	(11)	(60)	(15)	(51)	(15)	(38)	(7)	(30)
Less administration fees waived - Investor A	(181)	—	(250)	(206)	(198)	—	(586)	(175)	(218)
Less administration fees waived - Class R	(543)	(278)	(792)	(904)	(621)	(861)	(737)	(421)	(303)
Less transfer agent fees waived - Institutional	(5)	(4)	(4)	(3)	(3)	(2)	(3)	(6)	(4)
Less transfer agent fees waived - Investor A	(18)	—	(14)	(20)	(15)	—	(39)	(22)	(27)
Less transfer agent fees waived - Class R	(23)	(10)	(22)	(22)	(14)	(32)	(30)	(19)	(14)
Less transfer agent fees reimbursed - Institutional	(139)	(87)	(237)	(113)	(295)	(113)	(122)	(160)	(113)
Less transfer agent fees reimbursed - Class R	(2,471)	(531)	(797)	(1,029)	(1,309)	(4,011)	(8,162)	(5,870)	(8,337)
Less transfer agent fees reimbursed - Investor A	(337)	—	(143)	(180)	(73)	—	(1,573)	(409)	(2,777)
Less expenses reimbursed by advisor	(121,437)	(112,617)	(117,384)	(111,524)	(114,418)	(105,589)	(105,955)	(100,247)	(99,475)

Total expenses after fees waived and reimbursed	30,347	51,695	73,908	56,827	71,906	35,876	40,366	16,596	13,327

Net investment income	118,249	207,668	253,805	151,773	145,177	44,245	52,842	16,536	16,013

Realized and Unrealized Gain (Loss)
Net realized gain from:
Investments - affiliated	294,915	426,119	549,766	544,017	636,867	105,989	175,993	54,075	64,990
Payment from affiliate	11,446	18,357	22,582	11,840	9,226	1,779	1,962	704	603
Capital gain distributions received from affiliated underlying funds	334	536	673	348	259	50	60	20	18
Allocation from affiliated Master Portfolios	81,012	175,493	246,416	198,010	322,261	136,679	180,594	55,320	60,841

	387,707	620,505	819,437	754,215	968,613	244,497	358,609	110,119	126,452

Net change in unrealized appreciation/depreciation on:
Investments - affiliated	157,342	451,978	671,754	324,682	555,261	487,330	525,052	173,891	156,468
Allocation from affiliated Master Portfolios	(3,462)	(13,217)	2,710	(13,871)	(25,823)	2,199	16,763	(6,110)	(835)

	153,880	438,761	674,464	310,811	529,438	489,529	541,815	167,781	155,633

Total realized and unrealized gain	541,587	1,059,266	1,493,901	1,065,026	1,498,051	734,026	900,424	277,900	282,085

Net Increase in Net Assets Resulting from Operations	$659,836	$1,266,934	$1,747,706	$1,216,799	$1,643,228	$778,271	$953,266	$294,436	$298,098

1	Liquidation Basis.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2010	41

Statements of Changes in Net Assets

	BlackRock Prepared Portfolio 2010		BlackRock Prepared Portfolio 2015		BlackRock Prepared Portfolio 2020
	Year Ended October 31,		Year Ended October 31,		Year Ended October 31,
Increase in Net Assets:	2010[1]	2009	2010	2009	2010	2009
Operations
Net investment income	$118,249	$81,596	$207,668	$133,973	$253,805	$174,166
Net realized gain (loss)	387,707	(390,639)	620,505	(710,152)	819,437	(1,052,834)
Net change in unrealized appreciation/depreciation	153,880	798,498	438,761	1,556,078	674,464	2,321,635

Net increase in net assets resulting from operations	659,836	489,455	1,266,934	979,899	1,747,706	1,442,967

Dividends to Shareholders From
Net investment income:
Institutional	(480)	(13,408)	(951)	(4,381)	(4,347)	(4,789)
Investor A	(48,945)	(33,778)	(80,129)	(42,178)	(103,426)	(74,544)
Class R	(35,576)	(24,814)	(63,921)	(49,441)	(82,227)	(50,669)

Decrease in net assets resulting from dividends to shareholders	(85,001)	(72,000)	(145,001)	(96,000)	(190,000)	(130,002)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(31,154)	1,657,085	2,734,536	2,847,552	3,357,065	4,048,673

Net Assets
Total increase in net assets	543,681	2,074,540	3,856,469	3,731,451	4,914,771	5,361,638
Beginning of year	3,969,582	1,895,042	7,275,858	3,544,407	10,435,512	5,073,874

End of year	$4,513,263	$3,969,582	$11,132,327	$7,275,858	$15,350,283	$10,435,512

Undistributed net investment income	$84,476	$50,892	$152,689	$89,827	$180,637	$115,553

1	Liquidation Basis.

See Notes to Financial Statements.

42	BLACKROCK FUNDS II	OCTOBER 31, 2010

BlackRock Prepared Portfolio 2025		BlackRock Prepared Portfolio 2030		BlackRock Prepared Portfolio 2035
Year Ended October 31,		Year Ended October 31,		Year Ended October 31,
2010	2009	2010	2009	2010	2009

$151,773	$83,865	$145,177	$68,669	$44,245	$21,563
754,215	(700,222)	968,613	(798,718)	244,497	(399,850)
310,811	1,537,647	529,438	1,939,739	489,529	868,840

1,216,799	921,290	1,643,228	1,209,690	778,271	490,553

(911)	(1,498)	(2,267)	(317)	(584)	(215)
(39,614)	(26,141)	(49,466)	(16,469)	(17,169)	(4,186)
(59,475)	(24,361)	(43,269)	(16,214)	(17,748)	(2,100)

(100,000)	(52,000)	(95,002)	(33,000)	(35,501)	(6,501)

2,536,449	3,090,501	3,875,304	4,978,088	2,644,527	1,909,352

3,653,248	3,959,791	5,423,530	6,154,778	3,387,297	2,393,404
6,911,774	2,951,983	9,429,083	3,274,305	4,129,335	1,735,931

$10,565,022	$6,911,774	$14,852,613	$9,429,083	$7,516,632	$4,129,335

$105,427	$53,286	$93,910	$43,765	$23,111	$15,766

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2010	43

Statements of Changes in Net Assets (concluded)

	BlackRock Prepared Portfolio 2040		BlackRock Prepared Portfolio 2045		BlackRock Prepared Portfolio 2050
	Year Ended October 31,		Year Ended October 31,		Year Ended October 31,
Increase in Net Assets:	2010	2009	2010	2009	2010	2009
Operations
Net investment income	$52,842	$21,675	$16,536	$8,786	$16,013	$6,607
Net realized gain (loss)	358,609	(393,758)	110,119	(175,755)	126,452	(124,287)
Net change in unrealized appreciation/depreciation	541,815	964,747	167,781	386,210	155,633	303,880

Net increase in net assets resulting from operations	953,266	592,664	294,436	219,241	298,098	186,200

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(1,089)	(313)	(218)	(75)	(815)	(585)
Investor A	(22,085)	(5,796)	(3,883)	(925)	(3,369)	(1,041)
Class R	(12,826)	(3,379)	(6,899)	—	(2,816)	(1,372)
Net realized gain:
Institutional	—	—	—	—	—	(744)
Investor A	—	—	—	—	—	(2,110)
Class R	—	—	—	—	—	(2,923)

Decrease in net assets resulting from dividends and distributions to shareholders	(36,000)	(9,488)	(11,000)	(1,000)	(7,000)	(8,775)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	2,055,314	3,070,530	1,206,188	625,658	758,891	1,064,002

Net Assets
Total increase in net assets	2,972,580	3,653,706	1,489,624	843,899	1,049,989	1,241,427
Beginning of year	5,348,574	1,694,868	1,590,135	746,236	1,657,542	416,115

End of year	$8,321,154	$5,348,574	$3,079,759	$1,590,135	$2,707,531	$1,657,542

Undistributed net investment income	$26,043	$10,072	$12,237	$7,044	$12,011	$3,185

See Notes to Financial Statements.

44	BLACKROCK FUNDS II	OCTOBER 31, 2010

Financial Highlights	BlackRock Prepared Portfolio 2010

	Prepared Portfolio 2010
	Institutional Shares				Investor A Shares				Class R Shares
	Year Ended October 31,			Period April 20, 2007[1] to October 31,	Year Ended October 31,			Period April 20, 2007[1] to October 31,	Year Ended October 31,			Period April 20, 2007[1] to October 31,
	2010[2]	2009	2008	2007	2010[2]	2009	2008	2007	2010[2]	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$9.20	$8.00	$10.94	$10.00	$9.13	$7.96	$10.92	$10.00	$9.13	$7.96	$10.90	$10.00

Net investment income[3]	0.26	0.58	0.32	0.19	0.22	0.25	0.26	0.15	0.20	0.22	0.22	0.15
Net realized and unrealized gain (loss)	1.08	0.88	(3.15)	0.75	1.07	1.15	(3.11)	0.77	1.07	1.16	(3.10)	0.75

Net increase (decrease) from investment operations	1.34	1.46	(2.83)	0.94	1.29	1.40	(2.85)	0.92	1.27	1.38	(2.88)	0.90

Dividends and distributions from:
Net investment income	(0.20)	(0.26)	(0.06)	—	(0.17)	(0.23)	(0.06)	—	(0.15)	(0.21)	(0.01)	—
Net realized gain	—	—	(0.05)	—	—	—	(0.05)	—	—	—	(0.05)	—

Total dividends and distributions	(0.20)	(0.26)	(0.11)	—	(0.17)	(0.23)	(0.11)	—	(0.15)	(0.21)	(0.06)	—

Net asset value, end of period	$10.34	$9.20	$8.00	$10.94	$10.25	$9.13	$7.96	$10.92	$10.25	$9.13	$7.96	$10.90

Total Investment Return[4]
Based on net asset value	14.77%[5]	19.00%	(26.11)%	9.40%[6]	14.33%[5]	18.22%	(26.38)%	9.20%[6]	14.07%[5]	17.91%	(26.54)%	9.00%[6]

Ratios to Average Net Assets
Total expenses	2.85%[7]	4.12%[8]	5.79%[9]	242.71%[9,10,11]	2.98%[7]	4.59%[8]	6.44%[9]	202.10%[9,10,11]	3.35%[7]	4.87%[8]	6.14%[9]	243.43%[9,10,11]

Total expenses after fees waived and reimbursed	0.10%[7]	0.11%[8]	0.05%[9]	0.07%[9,11]	0.57%[7]	0.59%[8]	0.46%[9]	0.59%[9,11]	0.84%[7]	0.85%[8]	0.75%[9]	0.79%[9,11]

Net investment income	2.66%[7]	7.43%[8]	3.09%[9]	3.48%[9,11]	2.33%[7]	3.03%[8]	2.64%[9]	2.77%[9,11]	2.13%[7]	2.63%[8]	2.24%[9]	2.77%[9,11]

Supplemental Data
Net assets, end of period (000)	$72	$22	$19	$22	$2,671	$1,882	$1,066	$63	$1,771	$2,066	$810	$22

Portfolio turnover	126%	64%	112%	66%	126%	64%	112%	66%	126%	64%	112%	66%

1	Commencement of operations.

2	Liquidation basis.

3	Based on average shares outstanding.

4	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

5	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.54%, 14.00% and 13.74% for the Institutional, Investor A and Class R Shares, respectively.

6	Aggregate total investment return.

7	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.64%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

8	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

9	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

10	Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 380.15%, 297.84% and 380.98% for the Institutional, Investor A and Class R Shares, respectively.

11	Annualized.

See	Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2010	45

Financial Highlights (continued)	BlackRock Prepared Portfolio 2015

	Institutional Shares				Investor A Shares				Class R Shares
	Year Ended October 31,			Period April 20, 2007[1] to October 31,	Year Ended October 31,			Period April 20, 2007[1] to October 31,	Year Ended October 31,			Period April 20, 2007[1] to October 31,
	2010	2009	2008	2007	2010	2009	2008	2007	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$8.97	$7.78	$10.76	$10.00	$8.92	$7.73	$10.74	$10.00	$8.91	$7.74	$10.72	$10.00

Net investment income[2]	0.26	0.38	0.27	0.16	0.22	0.22	0.24	0.15	0.18	0.20	0.20	0.12
Net realized and unrealized gain (loss)	1.08	1.03	(3.10)	0.60	1.08	1.17	(3.11)	0.59	1.09	1.15	(3.08)	0.60

Net increase (decrease) from investment operations	1.34	1.41	(2.83)	0.76	1.30	1.39	(2.87)	0.74	1.27	1.35	(2.88)	0.72

Dividends and distributions from:
Net investment income	(0.19)	(0.22)	(0.08)	—	(0.17)	(0.20)	(0.07)	—	(0.14)	(0.18)	(0.03)	—
Net realized gain	—	—	(0.07)	—	—	—	(0.07)	—	—	—	(0.07)	—

Total dividends and distributions	(0.19)	(0.22)	(0.15)	—	(0.17)	(0.20)	(0.14)	—	(0.14)	(0.18)	(0.10)	—

Net asset value, end of period	$10.12	$8.97	$7.78	$10.76	$10.05	$8.92	$7.73	$10.74	$10.04	$8.91	$7.74	$10.72

Total Investment Return[3]
Based on net asset value	15.09%[4]	18.78%	(26.66)%	7.60%[5]	14.69%[4]	18.52%	(27.03)%	7.40%[5]	14.36%[4]	17.92%	(27.11)%	7.20%[5]

Ratios to Average Net Assets
Total expenses	1.55%[6]	3.10%[7]	5.03%[8]	231.75%[8,9,10]	1.70%[6]	2.81%[7]	5.34%[8]	69.07%[8,9,10]	2.06%[6]	3.19%[7]	4.59%[8]	232.47%[8,9,10]

Total expenses after fees waived and reimbursed	0.10%[6]	0.12%[7]	0.10%[8]	0.05%[8,10]	0.47%[6]	0.50%[7]	0.46%[8]	0.49%[8,10]	0.81%[6]	0.84%[7]	0.75%[8]	0.78%[8,10]

Net investment income	2.70%[6]	4.86%[7]	2.77%[8]	2.83%[8,10]	2.31%[6]	2.80%[7]	2.46%[8]	2.65%[8,10]	1.96%[6]	2.51%[7]	2.08%[8]	2.10%[8,10]

Supplemental Data
Net assets, end of period (000)	$54	$45	$50	$22	$5,429	$3,437	$1,511	$264	$5,649	$3,793	$1,984	$21

Portfolio turnover	98%	57%	52%	37%	98%	57%	52%	37%	98%	57%	52%	37%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

4	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.86%, 14.46% and 14.13% for the Institutional, Investor A and Class R Shares, respectively.

5	Aggregate total investment return.

6	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

7	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.55%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

8	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

9	Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 350.79%, 94.70% and 351.74% for the Institutional, Investor A and Class R Shares, respectively.

10	Annualized.

See Notes to Financial Statements.

46	BLACKROCK FUNDS II	OCTOBER 31, 2010

Financial Highlights (continued)	BlackRock Prepared Portfolio 2020

	Institutional Shares				Investor A Shares				Class R Shares
	Year Ended October 31,			Period April 20, 2007[1] to October 31, 2007	Year Ended October 31,			Period April 20, 2007[1] to October 31, 2007	Year Ended October 31,			Period April 20, 2007[1] to October 31, 2007

	2010	2009	2008		2010	2009	2008		2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$8.75	$7.57	$10.84	$10.00	$8.71	$7.53	$10.82	$10.00	$8.65	$7.50	$10.80	$10.00

Net investment income[2]	0.23	0.23	0.24	0.14	0.19	0.20	0.23	0.12	0.16	0.16	0.18	0.09
Net realized and unrealized gain (loss)	1.09	1.15	(3.38)	0.70	1.09	1.16	(3.40)	0.70	1.09	1.16	(3.36)	0.71

Net increase (decrease) from investment operations	1.32	1.38	(3.14)	0.84	1.28	1.36	(3.17)	0.82	1.25	1.32	(3.18)	0.80

Dividends and distributions from:
Net investment income	(0.17)	(0.20)	(0.06)	—	(0.15)	(0.18)	(0.05)	—	(0.13)	(0.17)	(0.05)	—
Net realized gain	—	—	(0.07)	—	—	—	(0.07)	—	—	—	(0.07)	—

Total dividends and distributions	(0.17)	(0.20)	(0.13)	—	(0.15)	(0.18)	(0.12)	—	(0.13)	(0.17)	(0.12)	—

Net asset value, end of period	$9.90	$8.75	$7.57	$10.84	$9.84	$8.71	$7.53	$10.82	$9.77	$8.65	$7.50	$10.80

Total Investment Return[3]
Based on net asset value	15.26%[4]	18.89%	(29.30)%	8.40%[5]	14.78%[4]	18.56%	(29.58)%	8.20%[5]	14.53%[4]	18.11%	(29.76)%	8.00%[5]

Ratios to Average Net Assets
Total expenses	1.21%[6]	2.05%[7]	3.50%[8]	77.97%[8,9,10]	1.52%[6]	2.31%[7]	3.68%[8]	144.28%[8,9,10]	1.84%[6]	2.64%[7]	4.30%[8]	227.19%[8,9,10]

Total expenses after fees waived and reimbursed	0.11%[6]	0.13%[7]	0.08%[8]	0.13%[8,10]	0.55%[6]	0.55%[7]	0.43%[8]	0.58%[8,10]	0.85%[6]	0.87%[7]	0.84%[8]	0.80%[8,10]

Net investment income	2.50%[6]	3.04%[7]	2.41%[8]	2.50%[8,10]	2.05%[6]	2.54%[7]	2.32%[8]	2.13%[8,10]	1.76%[6]	2.08%[7]	1.88%[8]	1.64%[8,10]

Supplemental Data
Net assets, end of period (000)	$262	$223	$193	$155	$8,433	$4,926	$2,967	$80	$6,655	$5,287	$1,914	$22

Portfolio turnover	106%	44%	55%	39%	106%	44%	55%	39%	106%	44%	55%	39%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

4	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 15.15%, 14.54% and 14.29% for the Institutional, Investor A and Class R Shares, respectively.

5	Aggregate total investment return.

6	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

7	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.56%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

8	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

9	Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 107.29%, 214.43% and 346.14% for the Institutional, Investor A and Class R Shares, respectively.

10	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2010	47

Financial Highlights (continued)	BlackRock Prepared Portfolio 2025

	Institutional Shares				Investor A Shares				Class R Shares
				Period April 20,				Period April 20,				Period April 20,
	Year Ended			2007[1] to	Year Ended			2007[1] to	Year Ended			2007[1] to
	October 31,			October 31,	October 31,			October 31,	October 31,			October 31,
	2010	2009	2008	2007	2010	2009	2008	2007	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$8.50	$7.38	$11.00	$10.00	$8.46	$7.35	$10.98	$10.00	$8.41	$7.32	$10.95	$10.00

Net investment income[2]	0.20	0.20	0.22	0.10	0.15	0.16	0.17	0.09	0.13	0.12	0.13	0.08
Net realized and unrealized gain (loss)	1.10	1.06	(3.67)	0.90	1.10	1.07	(3.64)	0.89	1.08	1.08	(3.61)	0.87

Net increase (decrease) from investment operations	1.30	1.26	(3.45)	1.00	1.25	1.23	(3.47)	0.98	1.21	1.20	(3.48)	0.95

Dividends and distributions from:
Net investment income	(0.14)	(0.14)	(0.09)	—	(0.11)	(0.12)	(0.08)	—	(0.10)	(0.11)	(0.07)	—
Net realized gain	—	—	(0.08)	—	—	—	(0.08)	—	—	—	(0.08)	—

Total dividends and distributions	(0.14)	(0.14)	(0.17)	—	(0.11)	(0.12)	(0.16)	—	(0.10)	(0.11)	(0.15)	—

Net asset value, end of period	$9.66	$8.50	$7.38	$11.00	$9.60	$8.46	$7.35	$10.98	$9.52	$8.41	$7.32	$10.95

Total Investment Return[3]
Based on net asset value	15.41%[4]	17.55%	(31.85)%	10.00%[5]	14.93%[4]	17.08%	(32.05)%	9.80%[5]	14.47%[4]	16.75%	(32.20)%	9.50%[5]

Ratios to Average Net Assets
Total expenses	1.59%[6]	3.05%[7]	6.13%[8]	146.48%[8,9,10]	1.79%[6]	3.10%[7]	6.13%[8]	42.43%[8,9,10]	2.13%[6]	3.39%[7]	5.99%[8]	94.71%[8,9,10]

Total expenses after fees waived and reimbursed	0.13%[6]	0.15%[7]	0.13%[8]	0.07%[8,10]	0.55%[6]	0.57%[7]	0.49%[8]	0.47%[8,10]	0.86%[6]	0.89%[7]	0.80%[8]	0.77%[8,10]

Net investment income	2.22%[6]	2.77%[7]	2.24%[8]	1.77%[8,10]	1.70%[6]	2.14%[7]	1.81%[8]	1.55%[8,10]	1.49%[6]	1.61%[7]	1.41%[8]	1.33%[8,10]

Supplemental Data
Net assets, end of period (000)	$64	$56	$76	$47	$4,353	$2,354	$1,569	$474	$6,148	$4,502	$1,306	$225

Portfolio turnover	116%	54%	80%	36%	116%	54%	80%	36%	116%	54%	80%	36%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

4	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 15.29%, 14.81% and 14.35% for the Institutional, Investor A and Class R Shares, respectively.

5	Aggregate total investment return.

6	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.64%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

7	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.57%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

8	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

9	Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 217.58%, 58.31% and 144.26% for the Institutional, Investor A and Class R Shares, respectively.

10	Annualized.

See Notes to Financial Statements.

48	BLACKROCK FUNDS II	OCTOBER 31, 2010

Financial Highlights (continued)	BlackRock Prepared Portfolio 2030

	Institutional Shares				Investor A Shares				Class R Shares
				Period April 20,				Period April 20,				Period April 20,
	Year Ended			2007[1] to	Year Ended			2007[1] to	Year Ended			2007[1] to
	October 31,			October 31,	October 31,			October 31,	October 31,			October 31,
	2010	2009	2008	2007	2010	2009	2008	2007	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$8.25	$7.10	$11.09	$10.00	$8.20	$7.07	$11.07	$10.00	$8.16	$7.05	$11.05	$10.00

Net investment income[2]	0.16	0.13	0.13	0.05	0.12	0.10	0.11	0.03	0.09	0.08	0.06	0.01
Net realized and unrealized gain (loss)	1.13	1.11	(3.97)	1.04	1.12	1.09	(3.97)	1.04	1.13	1.09	(3.93)	1.04

Net increase (decrease) from investment operations	1.29	1.24	(3.84)	1.09	1.24	1.19	(3.86)	1.07	1.22	1.17	(3.87)	1.05

Dividends and distributions from:
Net investment income	(0.11)	(0.09)	(0.06)	—	(0.09)	(0.06)	(0.05)	—	(0.07)	(0.06)	(0.04)	—
Net realized gain	—	—	(0.09)	—	—	—	(0.09)	—	—	—	(0.09)	—

Total dividends and distributions	(0.11)	(0.09)	(0.15)	—	(0.09)	(0.06)	(0.14)	—	(0.07)	(0.06)	(0.13)	—

Net asset value, end of period	$9.43	$8.25	$7.10	$11.09	$9.35	$8.20	$7.07	$11.07	$9.31	$8.16	$7.05	$11.05

Total Investment Return[3]
Based on net asset value	15.76%[4]	17.83%	(34.98)%	10.90%[5]	15.17%[6]	17.11%	(35.35)%	10.70%[5]	14.97%[4]	16.81%	(35.44)%	10.50%[5]

Ratios to Average Net Assets
Total expenses	1.34%[7]	2.11%[8]	4.95%[9]	152.76%[9,10,11]	1.62%[7]	2.73%[8]	4.94%[9]	97.81%[9,10,11]	1.94%[7]	3.04%[8]	5.31%[9]	186.99%[9,10,11]

Total expenses after fees waived and reimbursed	0.15%[7]	0.18%[8]	0.08%[9]	0.12%[9,11]	0.59%[7]	0.65%[8]	0.51%[9]	0.57%[9,11]	0.88%[7]	0.91%[8]	0.89%[9]	0.83%[9,11]

Net investment income	1.81%[7]	1.62%[8]	1.35%[9]	0.82%[9,11]	1.37%[7]	1.37%[8]	1.14%[9]	0.49%[9,11]	1.04%[7]	1.03%[8]	0.70%[9]	0.10%[9,11]

Supplemental Data
Net assets, end of period (000)	$302	$166	$24	$43	$6,787	$4,223	$1,675	$199	$7,763	$5,039	$1,575	$22

Portfolio turnover	114%	29%	62%	42%	114%	29%	62%	42%	114%	29%	62%	42%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

4	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 15.64% and 14.85% for the Institutional and Class R Shares, respectively.

5	Aggregate total investment return.

6	Includes payment received from affiliate, which had no impact on the Fund’s Investor A Shares total return.

7	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.63%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

8	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.59%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

9	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

10	Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 231.27%, 129.63% and 304.30% for the Institutional, Investor A and Class R Shares, respectively.

11	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2010	49

Financial Highlights (continued)	BlackRock Prepared Portfolio 2035

	Institutional Shares				Investor A Shares				Class R Shares
				Period April 20,				Period April 20,				Period April 20,
	Year Ended			2007[1] to	Year Ended			2007[1] to	Year Ended			2007[1] to
	October 31,			October 31,	October 31,			October 31,	October 31,			October 31,
	2010	2009	2008	2007	2010	2009	2008	2007	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$7.98	$6.90	$11.04	$10.00	$7.93	$6.86	$11.02	$10.00	$7.89	$6.84	$11.00	$10.00

Net investment income (loss)[2]	0.12	0.10	0.14	0.03	0.08	0.07	0.09	0.01	0.05	0.04	0.04	(0.01)
Net realized and unrealized gain (loss)	1.12	1.03	(4.14)	1.01	1.12	1.02	(4.11)	1.01	1.11	1.03	(4.08)	1.01

Net increase (decrease) from investment operations	1.24	1.13	(4.00)	1.04	1.20	1.09	(4.02)	1.02	1.16	1.07	(4.04)	1.00

Dividends and distributions from:
Net investment income	(0.09)	(0.05)	(0.05)	—	(0.06)	(0.02)	(0.05)	—	(0.05)	(0.02)	(0.03)	—
Net realized gain	—	—	(0.09)	—	—	—	(0.09)	—	—	—	(0.09)	—

Total dividends and distributions	(0.09)	(0.05)	(0.14)	—	(0.06)	(0.02)	(0.14)	—	(0.05)	(0.02)	(0.12)	—

Net asset value, end of period	$9.13	$7.98	$6.90	$11.04	$9.07	$7.93	$6.86	$11.02	$9.00	$7.89	$6.84	$11.00

Total Investment Return[3]
Based on net asset value	15.55%[4]	16.48%	(36.63)%	10.40%[5]	15.21%[4]	16.05%	(36.92)%	10.20%[5]	14.76%[6]	15.72%	(37.09)%	10.00%[5]

Ratios to Average Net Assets
Total expenses	2.19%[7]	4.53%[8]	9.29%[9]	158.80%[9,10,11]	2.36%[7]	4.70%[8]	8.89%[9]	128.07%[9,10,11]	2.85%[7]	5.25%[8]	9.63%[9]	179.46%[9,10,11]

Total expenses after fees waived and reimbursed	0.17%[7]	0.19%[8]	0.11%[9]	0.14%[9,11]	0.56%[7]	0.63%[8]	0.50%[9]	0.62%[9,11]	0.91%[7]	0.94%[8]	0.93%[9]	0.86%[9,11]

Net investment income (loss)	1.38%[7]	1.39%[8]	1.41%[9]	0.46%[9,11]	0.92%[7]	1.06%[8]	0.92%[9]	0.10%[9,11]	0.56%[7]	0.58%[8]	0.46%[9]	(0.22)%[9,11]

Supplemental Data
Net assets, end of period (000)	$70	$56	$32	$46	$3,227	$1,774	$1,122	$115	$4,219	$2,300	$582	$43

Portfolio turnover	115%	37%	67%	34%	115%	37%	67%	34%	115%	37%	67%	34%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

4	Includes payment received from affiliate, which had no impact on the Fund’s Institutional and Investor A Shares total return.

5	Aggregate total investment return.

6	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.64% for the Class R Shares.

7	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

8	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

9	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

10	Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 235.03%, 174.22% and 282.70% for the Institutional, Investor A and Class R Shares, respectively.

11	Annualized.

See Notes to Financial Statements.

50	BLACKROCK FUNDS II	OCTOBER 31, 2010

Financial Highlights (continued)	BlackRock Prepared Portfolio 2040

	Institutional Shares				Investor A Shares				Class R Shares
	Year Ended October 31,			Period April 20, 2007[1] to October 31, 2007	Year Ended October 31,			Period April 20, 2007[1] to October 31, 2007	Year Ended October 31,			Period April 20, 2007[1] to October 31, 2007
	2010	2009	2008		2010	2009	2008		2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$8.07	$6.96	$11.19	$10.00	$8.01	$6.92	$11.17	$10.00	$7.99	$6.92	$11.14	$10.00

Net investment income (loss)[2]	0.11	0.10	0.10	0.02	0.07	0.06	0.08	— [3]	0.06	0.04	0.03	(0.02)
Net realized and unrealized gain (loss)	1.15	1.07	(4.17)	1.17	1.14	1.06	(4.18)	1.17	1.13	1.06	(4.14)	1.16

Net increase (decrease) from investment operations	1.26	1.17	(4.07)	1.19	1.21	1.12	(4.10)	1.17	1.19	1.10	(4.11)	1.14

Dividends and distributions from:
Net investment income	(0.08)	(0.06)	(0.06)	—	(0.05)	(0.03)	(0.05)	—	(0.04)	(0.03)	(0.01)	—
Net realized gain	—	—	(0.10)	—	—	—	(0.10)	—	—	—	(0.10)	—

Total dividends and distributions	(0.08)	(0.06)	(0.16)	—	(0.05)	(0.03)	(0.15)	—	(0.04)	(0.03)	(0.11)	—

Net asset value, end of period	$9.25	$8.07	$6.96	$11.19	$9.17	$8.01	$6.92	$11.17	$9.14	$7.99	$6.92	$11.14

Total Investment Return[4]
Based on net asset value	15.67%[5]	17.02%	(36.87)%	11.90%[6]	15.21%[7]	16.38%	(37.16)%	11.70%[6]	14.93%[7]	16.08%	(37.24)%	11.40%[6]

Ratios to Average Net Assets
Total expenses	1.89%[8]	3.82%[9]	9.56%[10]	134.69%[10,11,12]	2.34%[8]	4.41%[9]	9.62%[10]	94.51%[10,11,12]	2.83%[8]	4.83%[9]	9.66%[10]	149.22%[10,11,12]

Total expenses after fees waived and reimbursed	0.17%[8]	0.19%[9]	0.12%[10]	0.14%[10,12]	0.66%[8]	0.69%[9]	0.59%[10]	0.56%[10,12]	0.91%[8]	0.93%[9]	0.92%[10]	0.84%[10,12]

Net investment income (loss)	1.32%[8]	1.35%[9]	1.07%[10]	0.39%[10,12]	0.84%[8]	0.88%[9]	0.86%[10]	0.03%[10,12]	0.65%[8]	0.52%[9]	0.33%[10]	(0.35)%[10,12]

Supplemental Data
Net assets, end of period (000)	$204	$111	$37	$38	$4,621	$2,656	$1,126	$186	$3,496	$2,582	$532	$25

Portfolio turnover	114%	29%	80%	36%	114%	29%	80%	36%	114%	29%	80%	36%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Less than $0.01 per share.

4	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

5	Includes payment received from affiliate, which had no impact on the Fund’s Institutional Shares total return.

6	Aggregate total investment return.

7	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 15.08% and 14.81% for the Investor A and Class R Shares, respectively.

8	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

9	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

10	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

11	Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 224.56%, 119.34% and 260.79% for the Institutional, Investor A and Class R Shares, respectively.

12	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2010	51

Financial Highlights (continued)	BlackRock Prepared Portfolio 2045

	Institutional Shares				Investor A Shares				Class R Shares
	Year Ended October 31,			Period April 20, 2007[1] to October 31, 2007	Year Ended October 31,			Period April 20, 2007[1] to October 31, 2007	Year Ended October 31,			Period April 20, 2007[1] to October 31, 2007

	2010	2009	2008		2010	2009	2008		2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$8.16	$7.02	$11.33	$10.00	$8.08	$6.97	$11.30	$10.00	$8.04	$6.94	$11.28	$10.00

Net investment income (loss)[2]	0.12	0.11	0.09	0.02	0.07	0.08	0.07	— [3]	0.05	0.04	0.07	(0.02)
Net realized and unrealized gain (loss)	1.12	1.06	(4.24)	1.31	1.10	1.04	(4.26)	1.30	1.10	1.06	(4.26)	1.30

Net increase (decrease) from investment operations	1.24	1.17	(4.15)	1.33	1.17	1.12	(4.19)	1.30	1.15	1.10	(4.19)	1.28

Dividends and distributions from:
Net investment income	(0.08)	(0.03)	(0.07)	—	(0.04)	(0.01)	(0.05)	—	(0.04)	—	(0.06)	—
Net realized gain	—	—	(0.09)	—	—	—	(0.09)	—	—	—	(0.09)	—

Total dividends and distributions	(0.08)	(0.03)	(0.16)	—	(0.04)	(0.01)	(0.14)	—	(0.04)	—	(0.15)	—

Net asset value, end of period	$9.32	$8.16	$7.02	$11.33	$9.21	$8.08	$6.97	$11.30	$9.15	$8.04	$6.94	$11.28

Total Investment Return[4]
Based on net asset value	15.20%[5]	16.70%	(37.12)%	13.30%[6]	14.55%[5]	16.13%	(37.48)%	13.00%[6]	14.38%[7]	15.85%	(37.62)%	12.80%[6]

Ratios to Average Net Assets
Total expenses	4.80%[8]	9.92%[9]	32.26%[10]	223.70%[10,11,12]	4.76%[8]	9.55%[9]	23.08%[10]	200.49%[10,11,12]	5.29%[8]	10.42%[9]	30.15%[10]	224.16%[10,11,12]

Total expenses after fees waived and reimbursed	0.17%[8]	0.19%[9]	0.10%[10]	0.14%[10,12]	0.67%[8]	0.68%[9]	0.61%[10]	0.67%[10,12]	0.91%[8]	0.93%[9]	0.86%[10]	0.86%[10,12]

Net investment income (loss)	1.33%[8]	1.54%[9]	0.97%[10]	0.43%[10,12]	0.83%[8]	1.08%[9]	0.80%[10]	0.03%[10,12]	0.55%[8]	0.51%[9]	0.71%[10]	(0.30)%[10,12]

Supplemental Data
Net assets, end of period (000)	$35	$23	$20	$23	$950	$677	$538	$84	$2,094	$890	$189	$23

Portfolio turnover	123%	49%	103%	99%	123%	49%	103%	99%	123%	49%	103%	99%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Less than $0.01 per share.

4	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

5	Includes payment received from affiliate, which had no impact on the Fund’s Institutional and Investor A Shares total return.

6	Aggregate total investment return.

7	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.25% for the Class R Shares.

8	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

9	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

10	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

11	Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 340.57%, 273.93% and 341.16% for the Institutional, Investor A and Class R Shares, respectively.

12	Annualized.

See Notes to Financial Statements.

52	BLACKROCK FUNDS II	OCTOBER 31, 2010

Financial Highlights (concluded)	BlackRock Prepared Portfolio 2050

	Institutional Shares				Investor A Shares				Class R Shares
	Year Ended October 31,			Period April 20, 2007[1] to October 31, 2007	Year Ended October 31,			Period April 20, 2007[1] to October 31, 2007	Year Ended October 31,			Period April 20, 2007[1] to October 31, 2007
	2010	2009	2008		2010	2009	2008		2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$7.64	$6.73	$11.24	$10.00	$7.58	$6.70	$11.21	$10.00	$7.56	$6.70	$11.19	$10.00

Net investment income (loss)[2]	0.11	0.10	0.12	0.03	0.07	0.06	0.07	— [3]	0.05	0.04	0.05	(0.02)
Net realized and unrealized gain (loss)	1.10	0.93	(4.46)	1.21	1.10	0.92	(4.43)	1.21	1.09	0.92	(4.42)	1.21

Net increase (decrease) from investment operations	1.21	1.03	(4.34)	1.24	1.17	0.98	(4.36)	1.21	1.14	0.96	(4.37)	1.19

Dividends and distributions from:
Net investment income	(0.06)	(0.05)	(0.08)	—	(0.04)	(0.03)	(0.06)	—	(0.02)	(0.03)	(0.03)	—
Net realized gain	—	(0.07)	(0.09)	—	—	(0.07)	(0.09)	—	—	(0.07)	(0.09)	—

Total dividends and distributions	(0.06)	(0.12)	(0.17)	—	(0.04)	(0.10)	(0.15)	—	(0.02)	(0.10)	(0.12)	—

Net asset value, end of period	$8.79	$7.64	$6.73	$11.24	$8.71	$7.58	$6.70	$11.21	$8.68	$7.56	$6.70	$11.19

Total Investment Return[4]
Based on net asset value	15.86%[5]	15.68%	(39.15)%	12.40%[6]	15.42%[5]	14.94%	(39.37)%	12.10%[6]	15.13%[5]	14.61%	(39.44)%	11.90%[6]

Ratios to Average Net Assets
Total expenses	4.88%[7]	11.13%[8]	35.98%[9]	195.26%[9,10,11]	5.60%[7]	11.55%[8]	32.00%[9]	211.23%[9,10,11]	6.20%[7]	12.23%[8]	28.99%[9]	215.39%[9,10,11]

Total expenses after waivers and reimbursements	0.17%[7]	0.20%[8]	0.15%[9]	0.22%[9,11]	0.67%[7]	0.70%[8]	0.67%[9]	0.61%[9,11]	0.91%[7]	0.94%[8]	0.94%[9]	0.85%[9,11]

Net investment income (loss)	1.36%[7]	1.48%[8]	1.26%[9]	0.52%[9,11]	0.83%[7]	0.85%[8]	0.77%[9]	(0.04)%[9,11]	0.58%[7]	0.56%[8]	0.55%[9]	(0.31)%[9,11]

Supplemental Data
Net assets, end of period (000)	$139	$104	$74	$61	$1,063	$668	$157	$30	$1,506	$885	$186	$22

Portfolio turnover	104%	34%	102%	53%	104%	34%	102%	53%	104%	34%	102%	53%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Less than $0.01 per share.

4	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

5	Includes payment received from affiliate, which had no impact on the Fund’s Institutional, Investor A and Class R Shares total return.

6	Aggregate total investment return.

7	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

8	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

9	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

10	Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 269.29%, 312.08% and 332.68% for the Institutional, Investor A and Class R Shares, respectively.

11	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2010	53

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. As of October 31, 2010, the Trust had 33 series, of which BlackRock Prepared Portfolio 2010 (“Prepared Portfolio 2010”), BlackRock Prepared Portfolio 2015 (“Prepared Portfolio 2015”), BlackRock Prepared Portfolio 2020 (“Prepared Portfolio 2020”), BlackRock Prepared Portfolio 2025 (“Prepared Portfolio 2025”), BlackRock Prepared Portfolio 2030 (“Prepared Portfolio 2030”), BlackRock Prepared Portfolio 2035 (“Prepared Portfolio 2035”), BlackRock Prepared Portfolio 2040 (“Prepared Portfolio 2040”), BlackRock Prepared Portfolio 2045 (“Prepared Portfolio 2045”) and BlackRock Prepared Portfolio 2050 (“Prepared Portfolio 2050”) (collectively the “Funds” or individually a “Fund”) are included in these financial statements. The Funds are classified as non-diversified. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Class R Shares are sold without a sales charge and only to certain retirement and other similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Funds generally will invest in other registered investment companies that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates (each an “Underlying Fund”) and affiliates of the Funds (collectively, the “Underlying Funds”). The Funds may also invest in Master Portfolios that are managed by subsidiaries of BlackRock (the “Master Portfolios”). By owning shares of the Underlying Funds and investing in the Master Portfolios, each of the Funds indirectly invests, to varying degrees, in securities of US and non-US companies, including small and medium sized companies, and in fixed-income securities. Equity funds may also include funds that invest in real estate related and other similar securities. Fixed income funds may include funds that invest in domestic and non-US bonds, US Government securities, high yield (or junk) bonds, and cash or money market instruments. In addition, the Underlying Funds and Master Portfolios may invest in derivatives.

On September 15, 2010, the Trust’s Board of Trustees (the “Board”) approved a proposal to close Prepared Portfolio 2010 to new investors and liquidate Prepared Portfolio 2010. On December 10, 2010, all of the assets of the Prepared Portfolio 2010 were liquidated completely, each investor’s shares were redeemed at net asset value on the date of liquidation, and the Prepared Portfolio 2010 was terminated. In connection with liquidation, the Prepared Portfolio 2010 adopted the liquidation basis of accounting, which among other things, required Prepared Portfolio 2010 to record assets and liabilities at its net realizable value and to provide estimated costs of liquidating the Prepared Portfolio 2010 to the extent that they are reasonably determinable.

Effective October 15, 2010, the Prepared Portfolio 2010 no longer accepted orders from new investors or existing shareholders to purchase Prepared Portfolio 2010 shares.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Funds fair value their financial instruments at market value. The market value of the Funds’ investments in the Underlying Funds is based on the published net asset value of each Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. The Funds record their proportionate investment in the Master Portfolios at fair value which is ordinarily based upon their pro rata ownership in the net assets of the Master Portfolios.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Funds’ record their proportionate share of the Master Portfolios’ income, expenses and realized and unrealized gains and losses. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. In addition to the direct expenses borne by the shareholders of the Funds, the shareholders also bear indirectly a proportionate share of the expenses of the Underlying Funds in which the Funds invest. Capital gain distributions from the Underlying Funds are recorded as realized gains.

Dividends and Distributions: Dividends and distributions, paid by the Funds are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

54	BLACKROCK FUNDS II	OCTOBER 31, 2010

Notes to Financial Statements (continued)

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Funds file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s US federal tax returns remains open for each of the three years ended October 31, 2010 and for the period ended October 31, 2007. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Bank Overdraft: As of October 31, 2010, Prepared Portfolio 2020 and Prepared Portfolio 2050 each recorded a bank overdraft resulting from the estimation of available cash. The overdraft balance results in fees charged by the custodian which are included in custodian on the Statements of Operations.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of a Fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but BAC and Barclays are not.

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager will not receive any management fees from the Funds for its investment advisory services.

The Manager contractually agreed to waive or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses as a percentage of average daily net assets as follows:

	Share Classes
	Institutional	Investor A	Class R
Prepared Portfolio 2010	1.00%	1.50%	1.74%
Prepared Portfolio 2015	1.00%	1.50%	1.74%
Prepared Portfolio 2020	1.00%	1.50%	1.74%
Prepared Portfolio 2025	1.00%	1.50%	1.74%
Prepared Portfolio 2030	1.00%	1.50%	1.74%
Prepared Portfolio 2035	1.00%	1.50%	1.74%
Prepared Portfolio 2040	1.00%	1.50%	1.74%
Prepared Portfolio 2045	1.00%	1.50%	1.74%
Prepared Portfolio 2050	1.00%	1.50%	1.74%

This agreement is perpetual and has no effective termination date unless approved by the Board, including a majority of the non-interested Trustees.

In addition, the Manager has also contractually agreed to waive or reimburse fees or expenses, excluding dividend expense, interest expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses as a percentage of average daily net assets as follows:

	Share Classes
	Institutional	Investor A	Class R
Prepared Portfolio 2010	0.00%	0.50%	0.74%
Prepared Portfolio 2015	0.00%	0.50%	0.74%
Prepared Portfolio 2020	0.00%	0.50%	0.74%
Prepared Portfolio 2025	0.00%	0.50%	0.74%
Prepared Portfolio 2030	0.00%	0.50%	0.74%
Prepared Portfolio 2035	0.00%	0.50%	0.74%
Prepared Portfolio 2040	0.00%	0.50%	0.74%
Prepared Portfolio 2045	0.00%	0.50%	0.74%
Prepared Portfolio 2050	0.00%	0.50%	0.74%

The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to March 1, 2011 unless approved by the Board, including a majority of non-interested Trustees. These amounts are included in administration fees waived and shown as administration fees waived – class specific, transfer agent fees waived – class specific, transfer agent fees reimbursed – class specific and expenses reimbursed by advisor, respectively, in the Statements of Operations. For the year ended October 31, 2010, the amounts included in the administration fees waived were as follows:

Prepared Portfolio 2010	$3,940
Prepared Portfolio 2015	$7,297
Prepared Portfolio 2020	$9,865
Prepared Portfolio 2025	$7,187
Prepared Portfolio 2030	$9,072
Prepared Portfolio 2035	$4,604
Prepared Portfolio 2040	$5,144
Prepared Portfolio 2045	$1,910
Prepared Portfolio 2050	$1,655

BLACKROCK FUNDS II	OCTOBER 31, 2010	55

Notes to Financial Statements (continued)

If during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement provided that: (1) the Fund of which the share class is a part has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

On October 31, 2010, the amounts subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring October 31,
	2011	2012
Prepared Portfolio 2010*	$110,734	$129,109
Prepared Portfolio 2015	$117,454	$120,835
Prepared Portfolio 2020	$130,901	$129,568
Prepared Portfolio 2025	$115,186	$121,203
Prepared Portfolio 2030	$122,442	$126,069
Prepared Portfolio 2035	$107,665	$115,227
Prepared Portfolio 2040	$111,692	$122,389
Prepared Portfolio 2045	$99,078	$109,246
Prepared Portfolio 2050	$98,245	$112,953

*	These amounts will expire once the Fund liquidates.

The following waivers previously recorded by the Funds, which were subject to recoupment by the Manager, expired on October 31, 2010:

Prepared Portfolio 2010	$116,025
Prepared Portfolio 2015	$121,388
Prepared Portfolio 2020	$149,345
Prepared Portfolio 2025	$121,108
Prepared Portfolio 2030	$127,287
Prepared Portfolio 2035	$105,742
Prepared Portfolio 2040	$103,175
Prepared Portfolio 2045	$87,492
Prepared Portfolio 2050	$85,940

The Trust, on behalf of the Funds, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Funds pay BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Fund as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	—
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A and Class R shareholders.

For the year ended October 31, 2010, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Prepared Portfolio 2010	$163
Prepared Portfolio 2015	$984
Prepared Portfolio 2020	$1,044
Prepared Portfolio 2025	$1,561
Prepared Portfolio 2030	$2,378
Prepared Portfolio 2035	$938
Prepared Portfolio 2040	$380
Prepared Portfolio 2045	$97
Prepared Portfolio 2050	$55

PFPC Trust Company (“PTC”), serves as custodian for each Fund. On July 1, 2010, The Bank of New York Mellon Corporation purchased PTC, which prior to this date was an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager. For these services, the custodian receives a monthly fee of $1,000 per Fund plus other miscellaneous fees incurred on behalf of each Fund. For the year ended October 31, 2010, the Funds paid the following to affiliates in return for these services, which are included in custodian in the Statements of Operations:

Prepared Portfolio 2010	$8,593
Prepared Portfolio 2015	$8,767
Prepared Portfolio 2020	$8,607
Prepared Portfolio 2025	$8,601
Prepared Portfolio 2030	$8,607
Prepared Portfolio 2035	$8,607
Prepared Portfolio 2040	$8,605
Prepared Portfolio 2045	$8,607
Prepared Portfolio 2050	$8,605

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) (formerly PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”)), serves as transfer agent and dividend disbursing agent. On July 1, 2010, The Bank of New York Mellon Corporation purchased PNCGIS, which prior to this date was an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager. Transfer agency fees borne by the Funds are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares, check writing, anti-money laundering services, and customer identification services. Pursuant to written agreements, certain financial intermediaries,

56	BLACKROCK FUNDS II	OCTOBER 31, 2010

Notes to Financial Statements (continued)

some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliated entities receive a fee that could vary depending on, among other things, shareholder accounts, share class and net assets.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the year ended October 31, 2010, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations.

Call Center
Share Classes	Institutional	Investor A	Class R	Total
Prepared Portfolio 2010	$5	$50	$23	$78
Prepared Portfolio 2015	$4	$79	$39	$122
Prepared Portfolio 2020	$4	$83	$57	$144
Prepared Portfolio 2025	$3	$61	$48	$112
Prepared Portfolio 2030	$3	$82	$57	$142
Prepared Portfolio 2035	$2	$45	$32	$79
Prepared Portfolio 2040	$3	$61	$30	$94
Prepared Portfolio 2045	$6	$31	$19	$56
Prepared Portfolio 2050	$4	$27	$14	$45

BNYMIS and the Manager act as co-administrators for the Funds. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The combined administration fee is paid at the following annual rates: 0.075% of the first $500 million, 0.065% of the next $500 million and 0.055% of the average daily net assets in excess of $1 billion. In addition, each of the share classes is charged an administration fee based on the following percentages of average daily net assets of each respective class: 0.025% of the first $500 million, 0.015% of the next $500 million and 0.005% of the average daily net assets in excess of $1 billion. In addition, BNYMIS and the Manager may have, at their discretion, voluntarily waived all or any portion of their administration fees for a Fund or a share class which are included in administration fees waived and administration fees waived — class specific in the Statements of Operations.

For the year ended October 31, 2010, the Funds paid the following to affiliates in return for these services, which are included in administration and administration — class specific in the Statements of Operations:

Prepared Portfolio 2010	$3,019
Prepared Portfolio 2015	$5,182
Prepared Portfolio 2020	$6,991
Prepared Portfolio 2025	$5,362
Prepared Portfolio 2030	$6,405
Prepared Portfolio 2035	$3,193
Prepared Portfolio 2040	$3,704
Prepared Portfolio 2045	$1,377
Prepared Portfolio 2050	$1,193

For the year ended October 31, 2010, the Funds affiliates earned administration fees which are included as a component of administration — class specific in the Statements of Operations:

Prepared Portfolio 2010	$755
Prepared Portfolio 2015	$1,295
Prepared Portfolio 2020	$1,746
Prepared Portfolio 2025	$1,340
Prepared Portfolio 2030	$1,601
Prepared Portfolio 2035	$798
Prepared Portfolio 2040	$926
Prepared Portfolio 2045	$344
Prepared Portfolio 2050	$298

For the year ended October 31, 2010, the Funds affiliates earned transfer agent fees which are included as a component of transfer agent — class specific in the Statements of Operations:

Prepared Portfolio 2010	$327
Prepared Portfolio 2015	$517
Prepared Portfolio 2020	$487
Prepared Portfolio 2025	$413
Prepared Portfolio 2030	$489
Prepared Portfolio 2035	$325
Prepared Portfolio 2040	$398
Prepared Portfolio 2045	$341
Prepared Portfolio 2050	$235

The Manager will reimburse the Funds for net losses associated with certain investment transactions as follows:

Prepared Portfolio 2010	$11,446
Prepared Portfolio 2015	$18,357
Prepared Portfolio 2020	$22,582
Prepared Portfolio 2025	$11,840
Prepared Portfolio 2030	$9,226
Prepared Portfolio 2035	$1,779
Prepared Portfolio 2040	$1,962
Prepared Portfolio 2045	$704
Prepared Portfolio 2050	$603

During the year ended October 31, 2010, the following Funds received reimbursements from an affiliate, which are included in capital share transactions on the Statements of Changes in Net Assets, relating to processing errors. The amounts of the reimbursements to the Funds were:

Prepared Portfolio 2015	$705
Prepared Portfolio 2020	$2,346
Prepared Portfolio 2025	$34

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Trust’s Chief Compliance Officer.

BLACKROCK FUNDS II	OCTOBER 31, 2010	57

Notes to Financial Statements (continued)

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended October 31, 2010, were as follows:

	Purchases	Sales
Prepared Portfolio 2010	$6,420,364	$6,430,515
Prepared Portfolio 2015	$12,109,416	$9,322,045
Prepared Portfolio 2020	$16,995,686	$13,633,172
Prepared Portfolio 2025	$13,342,543	$10,829,250
Prepared Portfolio 2030	$17,349,858	$13,551,016
Prepared Portfolio 2035	$9,476,049	$6,837,861
Prepared Portfolio 2040	$9,705,925	$7,568,571
Prepared Portfolio 2045	$4,221,937	$3,018,676
Prepared Portfolio 2050	$3,022,024	$2,237,644

4. Borrowings:

The Funds, along with certain other funds managed by the Manager and its affiliates, are a party to a $500 million credit agreement with a group of lenders, which expires in November 2010 and was subsequently renewed until November 2011. The Funds may borrow under the credit agreement to fund shareholder redemptions. Effective November 2008, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Funds based on their net assets as of October 31, 2008; a commitment fee of 0.08% per annum based on the Funds’ pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statements of Operations, and interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one-month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) on amounts borrowed. Effective November 2009, the credit agreement was renewed with the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Funds based on their net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on the Funds’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Funds did not borrow under the credit agreement during the year ended October 31, 2010.

5. Income Tax Information:

Reclassifications: US GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of October 31, 2010 attributable to the tax characterization of income recognized from partnerships and regulated investment companies and non-deductible expenses were reclassified to the following accounts:

	Prepared Portfolio 2010	Prepared Portfolio 2015	Prepared Portfolio 2020
Undistributed net investment income	$336	$195	$1,279
Accumulated net realized gain (loss)	$(336)	$(195)	$(1,279)

	Prepared Portfolio 2025	Prepared Portfolio 2030	Prepared Portfolio 2035
Undistributed net investment income	$368	$(30)	$(1,399)
Accumulated net realized gain (loss)	$(368)	$30	$1,399

	Prepared Portfolio 2040	Prepared Portfolio 2045	Prepared Portfolio 2050
Paid-in capital	—	$(165)	$(143)
Undistributed net investment income	$(871)	$(343)	$(187)
Accumulated net realized gain (loss)	$871	$508	$330

The tax character of distributions paid during the years ended October 31, 2010 and October 31, 2009 were as follows:

	Prepared Portfolio 2010	Prepared Portfolio 2015	Prepared Portfolio 2020
Ordinary income
10/31/10	$85,001	$145,001	$190,000
10/31/09	$72,000	$96,000	$130,002

	Prepared Portfolio 2025	Prepared Portfolio 2030	Prepared Portfolio 2035
Ordinary income
10/31/10	$100,000	$95,002	$35,501
10/31/09	$52,000	$33,000	$6,501

	Prepared Portfolio 2040	Prepared Portfolio 2045	Prepared Portfolio 2050
Ordinary income
10/31/10	$36,000	$11,000	$7,000
10/31/09	$9,488	$1,000	$8,775

As of October 31, 2010, the tax components of accumulated net earnings were as follows:

	Prepared Portfolio 2010	Prepared Portfolio 2015	Prepared Portfolio 2020
Undistributed ordinary income	$84,476	$152,689	$180,637
Capital loss carryforwards	(110,872)	(178,114)	(490,392)
Net unrealized gains*	438,023	979,831	1,424,404

Total	$411,627	$954,406	$1,114,649

	Prepared Portfolio 2025	Prepared Portfolio 2030	Prepared Portfolio 2035
Undistributed ordinary income	$105,427	$93,910	$23,111
Capital loss carryforwards	(87,700)	(101,561)	(181,065)
Net unrealized gains*	986,349	1,382,852	702,669

Total	$1,004,076	$1,375,201	$544,715

58	BLACKROCK FUNDS II	OCTOBER 31, 2010

Notes to Financial Statements (continued)

	Prepared Portfolio 2040	Prepared Portfolio 2045	Prepared Portfolio 2050
Undistributed ordinary income	$26,043	$12,237	$12,011
Capital loss carryforwards	(70,013)	(62,642)	—
Long-term capital gains	—	—	12,005
Net unrealized gains*	867,684	280,436	280,942

Total	$823,714	$230,031	$304,958

*	The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on wash sales and the timing of recognition of partnership income.

As of October 31, 2010, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expiring October 31,	Prepared Portfolio 2010		Prepared Portfolio 2015	Prepared Portfolio 2020
2017	$110,872	*	$178,114	$490,392

*	Due to the liquidation of the Fund, the capital loss carryforwards were available to offset capital gains through the liquidation date.

Expiring October 31,	Prepared Portfolio 2025	Prepared Portfolio 2030	Prepared Portfolio 2035
2017	$87,700	$101,561	$181,065

Expiring October 31,	Prepared Portfolio 2040	Prepared Portfolio 2045
2017	$70,013	$62,642

6. Market and Credit Risk:

In the normal course of business, through their investments in the Underlying Funds, the Funds enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail or be unable to perform on its commitments. The Funds manage counterparty risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

7. Capital Shares Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended October 31, 2010		Year Ended October 31, 2009
Prepared Portfolio 2010	Shares	Amount	Shares	Amount
Institutional
Shares sold	4,724	$44,014	48,617	$364,203
Shares issued in reinvestment of dividends	8	78	1,586	12,021

Total issued	4,732	44,092	50,203	376,224
Shares redeemed	(182)	(1,775)	(50,190)	(387,784)

Net increase (decrease)	4,550	$42,317	13	$(11,560)

Investor A
Shares sold	256,382	$2,443,065	145,522	$1,215,319
Shares issued in reinvestment of dividends	5,157	48,688	4,381	33,114

Total issued	261,539	2,491,753	149,903	1,248,433
Shares redeemed	(207,106)	(2,027,272)	(77,714)	(625,692)

Net increase	54,433	$464,481	72,189	$622,741

BLACKROCK FUNDS II	OCTOBER 31, 2010	59

Notes to Financial Statements (continued)

	Year Ended October 31, 2010		Year Ended October 31, 2009
Prepared Portfolio 2010 (concluded)	Shares	Amount	Shares	Amount
Class R
Shares sold	80,449	$767,159	179,984	$1,474,014
Shares issued in reinvestment of dividends	3,723	35,181	3,218	24,389

Total issued	84,172	802,340	183,202	1,498,403
Shares redeemed	(137,703)	(1,340,292)	(58,684)	(452,499)

Net increase (decrease)	(53,531)	$(537,952)	124,518	$1,045,904

Prepared Portfolio 2015
Institutional
Shares sold	196	$1,852	15,876	$121,653
Shares issued in reinvestment of dividends	62	573	535	3,937

Total issued	258	2,425	16,411	125,590
Shares redeemed	(25)	(243)	(17,729)	(133,220)

Net increase (decrease)	233	$2,182	(1,318)	$(7,630)

Investor A
Shares sold	261,393	$2,452,722	259,506	$2,094,046
Shares issued in reinvestment of dividends	8,569	79,346	5,691	41,716

Total issued	269,962	2,532,068	265,197	2,135,762
Shares redeemed	(115,048)	(1,086,779)	(75,296)	(594,204)

Net increase	154,914	$1,445,289	189,901	$1,541,558

Class R
Shares sold	328,314	$3,087,811	356,361	$2,799,601
Shares issued in reinvestment of dividends	6,859	63,645	6,678	49,083

Total issued	335,173	3,151,456	363,039	2,848,684
Shares redeemed	(197,957)	(1,864,391)	(193,997)	(1,535,060)

Net increase	137,216	$1,287,065	169,042	$1,313,624

Prepared Portfolio 2020
Institutional
Shares sold	884	$8,299	2,944	$22,100
Shares issued in reinvestment of dividends	423	3,863	594	4,240

Total issued	1,307	12,162	3,538	26,340
Shares redeemed	(266)	(2,413)	(3,596)	(27,626)

Net increase (decrease)	1,041	$9,749	(58)	$(1,286)

Investor A
Shares sold	527,646	$4,853,985	270,571	$2,075,916
Shares issued in reinvestment of dividends	11,321	103,137	10,366	73,910

Total issued	538,967	4,957,122	280,937	2,149,826
Shares redeemed	(247,711)	(2,268,578)	(109,097)	(868,452)

Net increase	291,256	$2,688,544	171,840	$1,281,374

60	BLACKROCK FUNDS II	OCTOBER 31, 2010

Notes to Financial Statements (continued)

	Year Ended October 31, 2010		Year Ended October 31, 2009
Prepared Portfolio 2020 (concluded)	Shares	Amount	Shares	Amount
Class R
Shares sold	335,760	$3,075,378	544,456	$4,165,048
Shares issued in reinvestment of dividends	9,037	81,876	7,088	50,326

Total issued	344,797	3,157,254	551,544	4,215,374
Shares redeemed	(274,522)	(2,498,482)	(195,356)	(1,446,789)

Net increase	70,275	$658,772	356,188	$2,768,585

Prepared Portfolio 2025
Institutional
Shares sold	—	—	6,947	$48,365
Shares issued in reinvestment of dividends	71	$632	174	1,212

Total issued	71	632	7,121	49,577
Shares redeemed	—	—	(10,936)	(75,317)

Net increase (decrease)	71	$632	(3,815)	$(25,740)

Investor A
Shares sold	385,686	$3,465,846	143,708	$1,059,335
Shares issued in reinvestment of dividends	4,420	39,516	3,722	25,800

Total issued	390,106	3,505,362	147,430	1,085,135
Shares redeemed	(214,678)	(1,940,259)	(82,899)	(616,680)

Net increase	175,428	$1,565,103	64,531	$468,455

Class R
Shares sold	375,049	$3,340,383	560,380	$4,129,481
Shares issued in reinvestment of dividends	6,668	59,276	3,493	24,138

Total issued	381,717	3,399,659	563,873	4,153,619
Shares redeemed	(271,466)	(2,428,945)	(207,094)	(1,505,833)

Net increase	110,251	$970,714	356,779	$2,647,786

Prepared Portfolio 2030
Institutional
Shares sold	12,870	$109,346	17,525	$137,589
Shares issued in reinvestment of dividends	232	2,042	20	130

Total issued	13,102	111,388	17,545	137,719
Shares redeemed	(1,211)	(11,023)	(766)	(5,078)

Net increase	11,891	$100,365	16,779	$132,641

Investor A
Shares sold	351,434	$3,117,492	338,034	$2,522,401
Shares issued in reinvestment of dividends	5,265	46,175	2,464	16,335

Total issued	356,699	3,163,667	340,498	2,538,736
Shares redeemed	(145,899)	(1,281,185)	(62,774)	(469,244)

Net increase	210,800	$1,882,482	277,724	$2,069,492

BLACKROCK FUNDS II	OCTOBER 31, 2010	61

Notes to Financial Statements (continued)

	Year Ended October 31, 2010		Year Ended October 31, 2009
Prepared Portfolio 2030 (concluded)	Shares	Amount	Shares	Amount
Class R
Shares sold	450,646	$3,924,514	508,492	$3,573,526
Shares issued in reinvestment of dividends	4,929	43,134	2,431	16,093

Total issued	455,575	3,967,648	510,923	3,589,619
Shares redeemed	(238,647)	(2,075,191)	(117,069)	(813,664)

Net increase	216,928	$1,892,457	393,854	$2,775,955

Prepared Portfolio 2035
Institutional
Shares sold	2,427	$20,000	6,289	$41,571
Shares issued in reinvestment of dividends	46	396	19	122

Total issued	2,473	20,396	6,308	41,693
Shares redeemed	(1,818)	(15,652)	(3,959)	(28,331)

Net increase	655	$4,744	2,349	$13,362

Investor A
Shares sold	267,226	$2,319,010	88,841	$628,447
Shares issued in reinvestment of dividends	2,000	17,125	642	4,132

Total issued	269,226	2,336,135	89,483	632,579
Shares redeemed	(136,943)	(1,198,862)	(29,355)	(197,192)

Net increase	132,283	$1,137,273	60,128	$435,387

Class R
Shares sold	303,866	$2,565,105	265,146	$1,857,337
Shares issued in reinvestment of dividends	2,073	17,644	321	2,059

Total issued	305,939	2,582,749	265,467	1,859,396
Shares redeemed	(128,542)	(1,080,239)	(58,904)	(398,793)

Net increase	177,397	$1,502,510	206,563	$1,460,603

Prepared Portfolio 2040
Institutional
Shares sold	8,224	$71,019	8,554	$64,685
Shares issued in reinvestment of dividends	107	931	30	192

Total issued	8,331	71,950	8,584	64,877
Shares redeemed	(29)	(244)	(185)	(1,091)

Net increase	8,302	$71,706	8,399	$63,786

Investor A
Shares sold	364,590	$3,167,585	227,434	$1,636,364
Shares issued in reinvestment of dividends	2,550	22,085	881	5,718

Total issued	367,140	3,189,670	228,315	1,642,082
Shares redeemed	(194,596)	(1,719,766)	(59,543)	(435,381)

Net increase	172,544	$1,469,904	168,772	$1,206,701

62	BLACKROCK FUNDS II	OCTOBER 31, 2010

Notes to Financial Statements (continued)

	Year Ended October 31, 2010		Year Ended October 31, 2009
Prepared Portfolio 2040 (concluded)	Shares	Amount	Shares	Amount
Class R
Shares sold	235,148	$2,019,548	308,188	$2,218,949
Shares issued in reinvestment of dividends	1,473	12,743	511	3,309

Total issued	236,621	2,032,291	308,699	2,222,258
Shares redeemed	(177,057)	(1,518,587)	(62,465)	(422,215)

Net increase	59,564	$513,704	246,234	$1,800,043

Prepared Portfolio 2045
Institutional
Shares sold	1,161	$10,344	229	$1,586
Shares issued in reinvestment of dividends	8	67	3	22

Total issued	1,169	10,411	232	1,608
Shares redeemed	(292)	(2,495)	(167)	(1,454)

Net increase	877	$7,916	65	$154

Investor A
Shares sold	102,728	$922,198	33,696	$244,501
Shares issued in reinvestment of dividends	445	3,883	138	903

Total issued	103,173	926,081	33,834	245,404
Shares redeemed	(83,731)	(744,888)	(27,216)	(186,870)

Net increase	19,442	$181,193	6,618	$58,534

Class R
Shares sold	170,924	$1,465,298	105,336	$731,684
Shares issued in reinvestment of dividends	785	6,812	—	—

Total issued	171,709	1,472,110	105,336	731,684
Shares redeemed	(53,495)	(455,031)	(21,802)	(164,714)

Net increase	118,214	$1,017,079	83,534	$566,970

Prepared Portfolio 2050
Institutional
Shares sold	2,037	$16,799	4,332	$27,199
Shares issued in reinvestment of dividends and distributions	85	699	177	1,094

Total issued	2,122	17,498	4,509	28,293
Shares redeemed	—	—	(1,815)	(11,833)

Net increase	2,122	$17,498	2,694	$16,460

Investor A
Shares sold	62,008	$512,897	78,361	$549,864
Shares issued in reinvestment of dividends and distributions	395	3,252	472	2,912

Total issued	62,403	516,149	78,833	552,776
Shares redeemed	(28,586)	(237,554)	(14,067)	(92,957)

Net increase	33,817	$278,595	64,766	$459,819

BLACKROCK FUNDS II	OCTOBER 31, 2010	63

Notes to Financial Statements (concluded)

	Year Ended October 31, 2010		Year Ended October 31, 2009
Prepared Portfolio 2050 (concluded)	Shares	Amount	Shares	Amount
Class R
Shares sold	108,749	$883,878	103,804	$684,071
Shares issued in reinvestment of dividends and distributions	338	2,772	666	4,101

Total issued	109,087	886,650	104,470	688,172
Shares redeemed	(52,598)	(423,852)	(15,206)	(100,449)

Net increase	56,489	$462,798	89,264	$587,723

8. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following item was noted:

As described in Note 1 on December 10, 2010, the net assets of Prepared Portfolio 2010 were liquidated and each investor’s shares were redeemed at net asset value.

64	BLACKROCK FUNDS II	OCTOBER 31, 2010

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of BlackRock Funds II:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the BlackRock Prepared Portfolio 2010 (in liquidation), BlackRock Prepared Portfolio 2015, BlackRock Prepared Portfolio 2020, BlackRock Prepared Portfolio 2025, BlackRock Prepared Portfolio 2030, BlackRock Prepared Portfolio 2035, BlackRock Prepared Portfolio 2040, BlackRock Prepared Portfolio 2045, and BlackRock Prepared Portfolio 2050 (collectively, the “Portfolios”), nine of the thirty-three series constituting the BlackRock Funds II (the “Trust”) as of October 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Notes 1 and 8 to the financial statements, on September 15, 2010, the Board of Trustees approved a proposal to close BlackRock Prepared Portfolio 2010 to new investors and liquidate the Portfolio, which was completed on December 10, 2010. As a result, the Portfolio changed it basis of accounting from going concern to the liquidation basis.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the BlackRock Prepared Portfolio 2010 (in liquidation), BlackRock Prepared Portfolio 2015, BlackRock Prepared Portfolio 2020, BlackRock Prepared Portfolio 2025, BlackRock Prepared Portfolio 2030, BlackRock Prepared Portfolio 2035, BlackRock Prepared Portfolio 2040, BlackRock Prepared Portfolio 2045, and BlackRock Prepared Portfolio 2050 of BlackRock Funds II as of October 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

December 22, 2010

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by the Funds during the taxable year ended October 31, 2010:

	Payable Date	Qualified Dividend Income for Individuals*	Dividends Received Deduction for Corporations*
Prepared Portfolio 2010	12/30/09	31.76%	27.58%
Prepared Portfolio 2015	12/30/09	38.48%	33.71%
Prepared Portfolio 2020	12/30/09	46.48%	40.67%
Prepared Portfolio 2025	12/30/09	65.32%	57.21%
Prepared Portfolio 2030	12/30/09	100.00%	87.53%
Prepared Portfolio 2035	12/30/09	100.00%	100.00%
Prepared Portfolio 2040	12/30/09	100.00%	100.00%
Prepared Portfolio 2045	12/30/09	100.00%	100.00%
Prepared Portfolio 2050	12/30/09	100.00%	100.00%

*	The Funds hereby designate the percentage indicated above or the maximum amount allowable by law.

BLACKROCK FUNDS II	OCTOBER 31, 2010	65

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock Prepared Portfolio 2010 (the “Prepared Portfolio 2010”), BlackRock Prepared Portfolio 2015 (the “Prepared Portfolio 2015”), BlackRock Prepared Portfolio 2020 (the “Prepared Portfolio 2020”), BlackRock Prepared Portfolio 2025 (the “Prepared Portfolio 2025”), BlackRock Prepared Portfolio 2030 (the “Prepared Portfolio 2030”), BlackRock Prepared Portfolio 2035 (the “Prepared Portfolio 2035”), BlackRock Prepared Portfolio 2040 (the “Prepared Portfolio 2040”), BlackRock Prepared Portfolio 2045 (the “Prepared Portfolio 2045”) and BlackRock Prepared Portfolio 2050 (the “Prepared Portfolio 2050”) (each, a “Fund,” and collectively, the “Funds”), each a series of BlackRock Funds II (the “Trust”), met on April 13, 2010 and May 11-12, 2010 to consider the approval of the Trust’s investment advisory agreement (the “Agreement”), on behalf of each Fund, with BlackRock Advisors, LLC (the “Manager,” or “BlackRock”), each Fund’s investment advisor.

Activities and Composition of the Board

The Board consists of fourteen individuals, eleven of whom are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Performance Oversight Committee and the Executive Committee, each of which also has one interested Board Member) and is chaired by Independent Board Members. The Board also has one ad hoc committee, the Joint Product Pricing Committee, which consists of Independent Board Members and directors/trustees of the boards of certain other BlackRock-managed funds, who are not “interested persons” of their respective funds.

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to each Fund by the personnel of BlackRock and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.

From time to time throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to each Fund and its shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) Fund operating expenses; (d) the resources devoted to and compliance reports relating to each Fund’s investment objective, policies and restrictions; (e) each Fund’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, closed-end fund and institutional account product channels, as applicable; and (l) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April 13, 2010 meeting, the Board requested and received materials specifically relating to the Agreement. The Board is engaged in a process with BlackRock to periodically review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Fund fees and expenses, and the investment performance of each Fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional clients and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by each Fund to BlackRock; (f) sales and redemption data regarding each Fund’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 13, 2010, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April 13, 2010 meeting, the Board presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the May 11-12, 2010 Board meeting.

At an in-person meeting held on May 11-12, 2010, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2011. In approving the

66	BLACKROCK FUNDS II	OCTOBER 31, 2010

Disclosure of Investment Advisory Agreement (continued)

continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with each Fund; (d) economies of scale; and (e) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with each Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, and the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and each Fund’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed a general description of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to each Fund. BlackRock and its affiliates and significant shareholders provide each Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to a Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In addition to investment advisory services, BlackRock and its affiliates provide each Fund with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Fund, such as tax reporting, fulfilling regulatory filing requirements, and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of each Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April 13, 2010 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board regularly reviews the performance of each Fund throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

The Board noted that the Prepared Portfolio 2010 ranked in the second and first quartiles against its Lipper Performance Universe for the one-year and since-inception periods reported, respectively.

The Board noted that the Prepared Portfolio 2015 ranked in the third and second quartiles against its Lipper Performance Universe for the one-year and since-inception periods reported, respectively.

The Board noted that the Prepared Portfolio 2020 ranked in the third and first quartiles against its Lipper Performance Universe for the one-year and since-inception periods reported, respectively.

The Board noted that the Prepared Portfolio 2025 ranked in the fourth and first quartiles against its Lipper Performance Universe for the one-year and since-inception periods reported, respectively.

The Board noted that the Prepared Portfolio 2030 ranked in the third and first quartiles against its Lipper Performance Universe for the one-year and since-inception periods reported, respectively.

The Board noted that the Prepared Portfolio 2035 ranked in the fourth and first quartiles against its Lipper Performance Universe for the one-year and since-inception periods reported, respectively.

BLACKROCK FUNDS II	OCTOBER 31, 2010	67

Disclosure of Investment Advisory Agreement (continued)

The Board noted that the Prepared Portfolio 2040 ranked in the third and first quartiles against its Lipper Performance Universe for the one-year and since-inception periods reported, respectively.

The Board noted that the Prepared Portfolio 2045 ranked in the fourth and first quartiles against its Lipper Performance Universe for the one-year and since-inception periods reported, respectively.

The Board noted that the Prepared Portfolio 2050 ranked in the fourth and first quartiles against its Lipper Performance Universe for the one-year and since-inception periods reported, respectively.

The Board noted that BlackRock has made changes to the organization of the overall fixed income group management structure designed to result in a strengthened leadership team with clearer accountability.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with each Fund: The Board, including the Independent Board Members, reviewed each Fund’s contractual advisory fee rate compared with the other funds in its Lipper category. It also compared each Fund’s total expenses, as well as actual management fees, to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board reviewed BlackRock’s profitability with respect to other funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information was available, the Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock with respect to its registered funds are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to each Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of each Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of each Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board.

The Board noted that BlackRock will not receive any advisory fees from the Funds for its investment advisory service. The Board also noted that BlackRock has contractually agreed to waive fees or reimburse expenses in order to limit, to a specified amount, each Fund’s total net expenses on a class-by-class basis, as applicable.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase. The Board also considered the extent to which each Fund benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain mutual fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock completed the acquisition of a complex of exchange-traded funds (“ETFs”) on December 1, 2009, and that BlackRock’s funds may invest in such ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that a Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

68	BLACKROCK FUNDS II	OCTOBER 31, 2010

Disclosure of Investment Advisory Agreement (concluded)

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2011. As part of its approval, the Board considered the discussions of BlackRock’s fee structure, as it applies to each Fund, being conducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at a decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK FUNDS II	OCTOBER 31, 2010	69

Officers and Trustees

Name, Address, and Year of Birth	Position(s) Held with Trust	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Non-Interested Trustees[1]

Robert M. Hernandez 55 East 52nd Street New York, NY 10055 1944	Chairman of the Board, Trustee and Member of the Audit Committee	Since 2007	Director, Vice Chairman and Chief Financial Officer of USX Corporation (energy and steel business) from 1991 to 2001.	34 RICs consisting of 98 Portfolios	ACE Limited (insurance company); Eastman Chemical Company (chemicals); RTI International Metals, Inc. (metals); TYCO Electronics (electronics)

Fred G. Weiss 55 East 52nd Street New York, NY 10055 1941	Vice Chairman of the Board, Chairman of the Audit Committee and Trustee	Since 2007	Managing Director, FGW Associates (consulting and investment company) since 1997; Director, Michael J. Fox Foundation for Parkinson’s Research since 2000; Director, BTG International Plc (a global technology commercialization company) from 2001 to 2007.	34 RICs consisting of 98 Portfolios	Watson Pharmaceutical Inc.

James H. Bodurtha 55 East 52nd Street New York, NY 10055 1944	Trustee	Since 2007	Director, The China Business Group, Inc. (consulting firm) since 1996 and Executive Vice President thereof from 1996 to 2003; Chairman of the Board, Berkshire Holding Corporation since 1980.	34 RICs consisting of 98 Portfolios	None

Bruce R. Bond 55 East 52nd Street New York, NY 10055 1946	Trustee	Since 2007	Trustee and Member of the Governance Committee, State Street Research Mutual Funds from 1997 to 2005; Board Member of Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.	34 RICs consisting of 98 Portfolios	None

Donald W. Burton 55 East 52nd Street New York, NY 10055 1944	Trustee	Since 2007	Managing General Partner, The Burton Partnership, LP (an investment partnership) since 1979; Managing General Partner, The South Atlantic Venture Funds since 1983; Member of the Investment Advisory Council of the Florida State Board of Administration from 2001 to 2007.	34 RICs consisting of 98 Portfolios	Knology, Inc. (telecommunications); Capital Southwest (financial)

Honorable Stuart E. Eizenstat 55 East 52nd Street New York, NY 10055 1943	Trustee	Since 2007	Partner and Head of International Practice, Covington and Burling LLP (law firm) since 2001; International Advisory Board Member, The Coca Cola Company since 2002; Advisory Board Member, BT Americas (telecommunications) since 2004; Member of the Board of Directors, Chicago Climate Exchange (environmental) since 2006; Member of the International Advisory Board GML (energy) since 2003.	34 RICs consisting of 98 Portfolios	Alcatel-Lucent (telecommunications); Global Specialty Metallurgical (metallurgical industry); UPS Corporation (delivery service)

Kenneth A. Froot 55 East 52nd Street New York, NY 10055 1957	Trustee	Since 2007	Professor, Harvard University since 1992.	34 RICs consisting of 98 Portfolios	None

John F. O’Brien 55 East 52nd Street New York, NY 10055 1943	Trustee	Since 2007	Chairman and Director, Woods Hole Oceanographic Institute since 2009 and Trustee thereof from 2003 to 2009; Director, Allmerica Financial Corporation from 1995 to 2003; Director, ABIOMED from 1989 to 2006; Director, Ameresco, Inc. (energy solutions company) from 2006 to 2007; Vice Chairman and Director, Boston Lyric Opera from 2002 to 2007.	34 RICs consisting of 98 Portfolios	Cabot Corporation (chemicals); LKQ Corporation (auto parts manufacturing); TJX Companies, Inc. (retailer)

Roberta Cooper Ramo 55 East 52nd Street New York, NY 10055 1942	Trustee	Since 2007	Shareholder, Modrall, Sperling, Roehl, Harris & Sisk, P.A. (law firm) since 1993; Chairman of the Board, Cooper’s Inc., (retail) since 2000; Director ECMC Group (service provider to students, schools and lenders) since 2001; President, The American Law Institute (non-profit) since 2008; President, American Bar Association from 1995 to 1996.	34 RICs consisting of 98 Portfolios	None

70	BLACKROCK FUNDS II	OCTOBER 31, 2010

Officers and Trustees (continued)

Name, Address, and Year of Birth	Position(s) Held with Trust	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Non-Interested Trustees[1] (concluded)

David H. Walsh 55 East 52nd Street New York, NY 10055 1941	Trustee	Since 2007	Director, National Museum of Wildlife Art since 2007; Trustee, University of Wyoming Foundation since 2008; Director, Ruckleshaus Institute and Haub School of Natural Resources at the University of Wyoming from 2006 to 2008; Director, The American Museum of Fly Fishing since 1997; Director, The National Audubon Society from 1998 to 2005.	34 RICs consisting of 98 Portfolios	None

Richard R. West 55 East 52nd Street New York, NY 10055 1938	Trustee and Member of the Audit Committee	Since 2007	Dean Emeritus, New York University’s Leonard N. Stern School of Business Administration since 1995.	34 RICs consisting of 98 Portfolios	Bowne & Co., Inc. (financial printers); Vornado Realty Trust (real estate company); Alexander’s Inc. (real estate company)

1	Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

2	Date shown is the earliest date a person has served as a Trustee for the Trust covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Trust’s Board in 2007, each Trustee first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: James H. Bodurtha, 1995; Bruce R. Bond, 2005; Donald W. Burton, 2002; Stuart E. Eizenstat, 2001; Kenneth A. Froot, 2005; Robert M. Hernandez, 1996; John F. O’Brien, 2005; Roberta Cooper Ramo, 1999; David H. Walsh, 2003; Fred G. Weiss, 1998; and Richard R. West, 1978.

Interested Trustees[3]

Richard S. Davis 55 East 52nd Street New York, NY 10055 1945	Trustee	Since 2007	Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Trustees, State Street Research Mutual Funds from 2000 to 2005.	170 RICs consisting of 291 Portfolios	None

Laurence D. Fink 55 East 52nd Street New York, NY 10055 1952	Trustee	Since 2007	Chairman and Chief Executive Officer of BlackRock, Inc. since its formation in 1998 and of BlackRock, Inc.’s predecessor entities since 1988 and Chairman of the Executive and Management Committees; Managing Director, The First Boston Corporation, Member of its Management Committee, Co-head of its Taxable Fixed Income Division and Head of its Mortgage and Real Estate Products Group; Chairman of the Board of several of BlackRock’s alternative investment vehicles; Director of several of BlackRock’s offshore funds; Member of the Board of Trustees of New York University, Chair of the Financial Affairs Committee and a member of the Executive Committee, the Ad Hoc Committee on Board Governance, and the Committee on Trustees; Co-Chairman of the NYU Hospitals Center Board of Trustees, Chairman of the Development/Trustee Stewardship Committee and Chairman of the Finance Committee; Trustee, The Boys’ Club of New York.	34 RICs consisting of 98 Portfolios	BlackRock, Inc.

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2007	Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	170 RICs consisting of 291 Portfolios	None

3	Messrs. Davis and Fink are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Trust based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and The PNC Financial Services Group, Inc. securities. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

BLACKROCK FUNDS II	OCTOBER 31, 2010	71

Officers and Trustees (concluded)

Name, Address, and Year of Birth	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Trust Officers[1]

John Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2010	Managing Director of BlackRock, Inc. since 2009; Global Head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009.

Jeffery Holland, CFA 55 East 52nd Street New York, NY 10055 1971	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2006 to 2009; Chief Operating Officer of BlackRock’s U.S. Retail Group since 2009; Co-head of Product Development and Management for BlackRock’s U.S. Retail Group from 2007 to 2009; Product Manager of Raymond James & Associates from 2003 to 2006.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009, Co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to 2008.

Brian Schmidt 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003 including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001 to 2003.

Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at BNY Mellon Investment Servicing (US) Inc. from 1992 to 2006.

Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised Funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005.

Howard Surloff 55 East 52nd Street New York, NY 10055 1965	Secretary	Since 2007	Managing Director and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; General Counsel (U.S.) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.

1	Officers of the Trust serve at the pleasure of the Board.

Further information about the Trust’s Officers and Trustees is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling 1-800-441-7762.

Investment Advisor and Co-Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Custodian

PFPC Trust Company

Wilmington, DE 19809

Accounting Agent, Co-Administrator and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

Effective September 15, 2010, John M. Perlowski became President and Chief Executive Officer of the Trust.

72	BLACKROCK FUNDS II	OCTOBER 31, 2010

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock

1)	Access the BlackRock website at

http://www.blackrock.com/edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plan

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK FUNDS II	OCTOBER 31, 2010	73

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

74	BLACKROCK FUNDS II	OCTOBER 31, 2010

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global SmallCap Fund	BlackRock Natural Resources Trust
BlackRock Asset Allocation Portfolio†	BlackRock Health Sciences Opportunities Portfolio	BlackRock Pacific Fund
BlackRock Balanced Capital Fund†	BlackRock Healthcare Fund	BlackRock Science & Technology Opportunities Portfolio
BlackRock Basic Value Fund	BlackRock Index Equity Portfolio*
BlackRock Capital Appreciation Fund	BlackRock International Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Energy & Resources Portfolio	BlackRock International Index Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Growth Fund II
BlackRock EuroFund	BlackRock International Value Fund	BlackRock Small Cap Index Fund
BlackRock Focus Growth Fund	BlackRock Large Cap Core Fund	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Focus Value Fund	BlackRock Large Cap Core Plus Fund	BlackRock S&P 500 Index Fund
BlackRock Global Allocation Fund†	BlackRock Large Cap Growth Fund	BlackRock S&P 500 Stock Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Value Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Emerging Markets Fund	BlackRock Latin America Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Financial Services Fund	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Value Opportunities Fund
BlackRock Global Growth Fund	BlackRock Mid-Cap Value Equity Portfolio	BlackRock World Gold Fund
BlackRock Global Opportunities Portfolio	BlackRock Mid Cap Value Opportunities Fund

Fixed Income Funds

BlackRock Bond Index Fund	BlackRock High Yield Bond Portfolio	BlackRock Managed Income Portfolio
BlackRock Bond Portfolio	BlackRock Income Portfolio†	BlackRock Multi-Sector Bond Portfolio
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Short-Term Bond Fund
BlackRock Floating Rate Income Portfolio	BlackRock Intermediate Government Bond Portfolio	BlackRock Strategic Income Opportunities Portfolio
BlackRock GNMA Portfolio		BlackRock Total Return Fund
BlackRock Global Dividend Income Portfolio†	BlackRock International Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock Government Income Portfolio	BlackRock Long Duration Bond Portfolio	BlackRock World Income Fund
BlackRock High Income Fund	BlackRock Low Duration Bond Portfolio

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Kentucky Municipal Bond Portfolio	BlackRock New York Municipal Bond Fund
BlackRock California Municipal Bond Fund	BlackRock Municipal Insured Fund	BlackRock Ohio Municipal Bond Portfolio
BlackRock High Yield Municipal Fund	BlackRock National Municipal Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Intermediate Municipal Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios	BlackRock LifePath Portfolios
Conservative Prepared Portfolio	2015 2035	Retirement 2040
Moderate Prepared Portfolio	2020 2040	2020 2045
Growth Prepared Portfolio	2025 2045	2025 2050
Aggressive Growth Prepared Portfolio	2030 2050	2030 2055
2035

*	See the prospectus for information on specific limitations on investments in the fund.

†	Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK FUNDS II	OCTOBER 31, 2010	75

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by that Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LIFECYCLE-10/10-AR

Item 2	–	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3	–

Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Robert M. Hernandez

Fred G. Weiss

Stuart E. Eizenstat

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4	–	Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Prepared Portfolio 2010	$18,200	$18,200	$0	$0	$6,100	$6,100	$1	$1,028
BlackRock Prepared Portfolio 2015	$18,200	$18,200	$0	$0	$6,100	$6,100	$1	$1,028
BlackRock Prepared Portfolio 2020	$18,200	$18,200	$0	$0	$6,100	$6,100	$2	$1,028
BlackRock Prepared Portfolio 2025	$18,200	$18,200	$0	$0	$6,100	$6,100	$1	$1,028
BlackRock Prepared Portfolio 2030	$18,200	$18,200	$0	$0	$6,100	$6,100	$1	$1,028
BlackRock Prepared Portfolio 2035	$18,200	$18,200	$0	$0	$6,100	$6,100	$1	$1,028
BlackRock Prepared Portfolio 2040	$18,200	$18,200	$0	$0	$6,100	$6,100	$1	$1,028
BlackRock Prepared Portfolio 2045	$18,200	$18,200	$0	$0	$6,100	$6,100	$0	$1,028
BlackRock Prepared Portfolio 2050	$18,200	$18,200	$0	$0	$6,100	$6,100	$0	$1,028

1	The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2	The nature of the services include tax compliance, tax advice and tax planning.
3	The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Prepared Portfolio 2010	$16,878	$409,628
BlackRock Prepared Portfolio 2015	$16,878	$409,628
BlackRock Prepared Portfolio 2020	$16,879	$409,628
BlackRock Prepared Portfolio 2025	$16,878	$409,628
BlackRock Prepared Portfolio 2030	$16,878	$409,628
BlackRock Prepared Portfolio 2035	$16,878	$409,628
BlackRock Prepared Portfolio 2040	$16,878	$409,628
BlackRock Prepared Portfolio 2045	$16,877	$409,628
BlackRock Prepared Portfolio 2050	$16,877	$409,628

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $10,777, 0%

Item 5	–	Audit Committee of Listed Registrants – Not Applicable

Item 6	–

Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10	–	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11	–	Controls and Procedures

11(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits attached hereto

12(a)(1)	–	Code of Ethics – See Item 2

12(a)(2)	–	Certifications – Attached hereto

12(a)(3)	–	Not Applicable

12(b)	–	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of BlackRock Funds II

Date: January 5, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: January 5, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: January 5, 2011